Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Communication Services – 11.6%
939	Advanced Info Service PCL, (2), (3)	$6,503
34,902	Alibaba Pictures Group Ltd, (3)	7,089
211,598	Axiata Group Bhd	257,927
142,926	Bharti Airtel Ltd	698,163
1,141,859	China Tower Corp Ltd, 144A	297,576
56,679	Chunghwa Telecom Co Ltd	196,856
5,045	DiGiCom Bhd	6,113
2,357	Far EasTone Telecommunications Co Ltd	5,420
151	Globe Telecom Inc	6,374
6,396	Maxis Bhd	8,804
19,561	MTN Group Ltd	155,577
998	MultiChoice Group Ltd, (3)	9,464
15	NCSoft Corp	6,105
80,290	Ooredoo QPSC	157,680
2,042	SK Telecom Co Ltd	428,904
1,756	Taiwan Mobile Co Ltd	6,183
42,078	Telefonica Brasil SA	584,883
9,710	Telekom Malaysia Bhd	9,624
72,168	Tencent Holdings Ltd	3,394,558
29,528	True Corp PCL, (2), (3)	6,193
2,959	Turkcell Iletisim Hizmetleri AS	6,948
736	Vodacom Group Ltd	6,110
	Total Communication Services	6,263,054
	Consumer Discretionary – 14.6%
17,123	Alibaba Group Holding Ltd, Sponsored ADR, (3)	2,964,163
1,702	Alsea SAB de CV, (3)	3,512
1,038	ANTA Sports Products Ltd.	7,797
1,869	Arcelik AS	5,864
667	B2W Cia Digital, (3)	6,726
164,541	BAIC Motor Corp Ltd, 144A	105,099
169	Bajaj Auto Ltd	6,156
172	Baozun Inc, Sponsored ADR, (3)	8,533
276,167	Brilliance China Automotive Holdings Ltd	304,112
64,701	BYD Co Ltd	407,486

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
335	CCC SA	$13,054
3,615	Cheng Shin Rubber Industry Co Ltd	4,697
16,122	China First Capital Group Ltd, (3)	4,943
1,600	China Shipbuilding Industry Group Power Co Ltd, (3)	5,876
4,700	Chongqing Changan Automobile Co Ltd, (3)	5,402
26	CJ ENM Co Ltd	3,641
1,506	Ctripcom International Ltd, (3)	58,704
272,476	Dongfeng Motor Group Co Ltd	244,006
422	Eclat Textile Co Ltd	5,578
1,003	Feng TAY Enterprise Co Ltd	6,725
460	FF Group, (3), (4)	615
79	Fila Korea Ltd	4,507
319	Foschini Group Ltd	3,738
31,717	Geely Automobile Holdings Ltd	49,189
751	Giant Manufacturing Co Ltd	5,760
56,136	GOME Retail Holdings Ltd, (3)	6,024
9,000	Gree Electric Appliances Inc of Zhuhai, (3)	71,946
7,749	Guangzhou Automobile Group Co Ltd	7,969
3,100	Guangzhou Automobile Group Co Ltd, (3)	4,984
18,200	Haier Smart Home Co Ltd, (3)	44,448
139	Hankook Tire & Technology Co Ltd	3,630
494	Hanon Systems	4,885
146,731	HengTen Networks Group Ltd, (3)	2,793
127	Hero MotoCorp Ltd	4,333
10,680	Home Product Center PCL	5,938
69	Hotel Shilla Co Ltd	4,590
7,709	LG Electronics Inc	425,490
2,700	Liaoning Cheng Da Co Ltd, (3)	5,462
544	Lojas Renner SA	6,862
6,740	Mahindra & Mahindra Ltd	53,824
33,821	Meituan Dianping, (3)	276,301
10,300	Midea Group Co Ltd, (3)	81,756
3,391	Minor International PCL, (2), (3)	4,438
324	Mr Price Group Ltd	4,038
7,138	Naspers Ltd	1,766,366
5,998	New Oriental Education & Technology Group Inc	625,651
1,786	Pinduoduo Inc, (3)	39,774
4,801	Pou Chen Corp	5,937
2,632	Robinson PCL, (2), (3)	5,434
16,661	SACI Falabella	103,839

Shares	Description (1)	Value
	Consumer Discretionary (continued)
5,000	Shenzhen Overseas Chinese Town Co Ltd, (3)	$5,231
1,177	Shenzhou International Group Holdings Ltd	16,314
3,200	Suningcom Co Ltd, (3)	4,982
10,500	TCL Corp, (3)	5,180
318	Titan Co Ltd	4,875
873	Truworths International Ltd	3,851
4,363	Vipshop Holdings Ltd, (3)	33,159
5,600	Wanxiang Qianchao Co Ltd, (3)	4,746
1,900	Weifu High-Technology Group Co Ltd, (3)	5,015
1,122	Woolworths Holdings Ltd/South Africa	4,354
69	Woongjin Coway Co Ltd	4,893
2,510	Zhongsheng Group Holdings Ltd	7,054
	Total Consumer Discretionary	7,902,249
	Consumer Staples – 6.7%
365	Almarai Co JSC	4,924
35	Amorepacific Corp	4,142
57	Amorepacific Corp	3,753
96	AMOREPACIFIC Group	4,666
1,082	Arca Continental SAB de CV	5,804
11,941	Atacadao SA	74,294
3,536	Berli Jucker PCL, (2), (3)	5,950
523	Bid Corp Ltd	11,071
140	Britannia Industries Ltd	5,333
234,832	China Agri-Industries Holdings Ltd	71,698
42,101	China Mengniu Dairy Co Ltd	171,031
3,147	Cia Brasileira de Distribuicao	78,244
22	CJ CheilJedang Corp	5,300
358	Clicks Group Ltd	5,159
9,459	Coca-Cola Femsa SAB de CV, (3)	58,750
6,367	CP ALL PCL	17,856
950	Dabur India Ltd	5,890
7,820	Dali Foods Group Co Ltd, 144A	4,885
1,313	Embotelladora Andina SA	4,636
86,769	Fomento Economico Mexicano SAB de CV	794,724
642	Fraser & Neave Holdings Bhd	5,368
529	Godrej Consumer Products Ltd	4,615
29,591	Hindustan Unilever Ltd	740,754
18,200	Inner Mongolia Yili Industrial Group Co Ltd, (3)	82,398
3,344	Kimberly-Clark de Mexico SAB de CV	7,004
210	LG Household & Health Care Ltd	142,710

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
535	M Dias Branco SA, (3)	$5,564
1,407	Marico Ltd	7,504
528	Natura Cosmeticos SA	8,584
849	Nestle India Ltd	143,794
168	Nestle Malaysia Bhd	6,050
1,084	Pick n Pay Stores Ltd	5,090
1,478	PPB Group Bhd	6,698
36,030	President Chain Store Corp	347,607
639	Savola Group, (3)	5,452
1,516	Shoprite Holdings Ltd	16,525
412	SPAR Group Ltd	5,354
3,074	Standard Foods Corp	5,941
239,606	Sun Art Retail Group Ltd	243,956
9,349	Thai Union Group PCL, (2), (3)	5,745
154,252	Unilever Indonesia Tbk PT	479,802
2,650	Uni-President Enterprises Corp	6,886
	Total Consumer Staples	3,621,511
	Energy – 3.8%
16,396	Cosan SA	221,716
1,143,303	IRPC PCL, (2), (3)	178,438
6,123	Motor Oil Hellas Corinth Refineries SA	152,708
13,300	Offshore Oil Engineering Co Ltd, (3)	10,422
24,943	Petronas Dagangan Bhd	142,048
60,285	Petronet LNG Ltd	206,661
4,557	S-Oil Corp	362,449
113,774	Thai Oil PCL, (2), (3)	255,256
7,824	Transportadora de Gas del Sur SA, (3)	122,133
73,193	Ultrapar Participacoes SA	386,916
	Total Energy	2,038,747
	Financials – 21.6%
342	Absa Group Ltd	3,853
17,428	Abu Dhabi Commercial Bank PJSC	42,702
6,024	Alliance Bank Malaysia Bhd	5,372
166,337	AMMB Holdings Bhd	170,509
83,154	Axis Bank Ltd	815,764
12,016	B3 SA - Brasil Bolsa Balcao, (3)	134,735
123	Bajaj Finance Ltd	5,815
2,563	Banco BBVA Argentina SA	29,705
100,934	Banco Bradesco SA, (3)	925,483
27,195	Banco Bradesco SA, (3)	224,854

Shares	Description (1)	Value
	Financials (continued)
95	Banco de Credito e Inversiones SA	$6,010
477	Banco do Brasil SA	6,240
74,583	Banco Santander Chile	5,424
719	Bancolombia SA	8,582
42,170	Bancolombia SA	528,454
611,550	Bank Mandiri Persero Tbk PT	347,943
2,690	Bank Millennium SA	5,287
8,568	Bank Negara Indonesia Persero Tbk PT	5,180
5,720	Bank of Shanghai Co Ltd, (3)	7,727
3,237	Bank of the Philippine Islands	5,725
2,593	Bank Polska Kasa Opieki SA	69,486
528	Banque Saudi Fransi	5,695
2,125	BDO Unibank Inc	6,139
501,132	Cathay Financial Holding Co Ltd	657,529
1,508	Chailease Holding Co Ltd	6,377
318,132	China Everbright Bank Co Ltd	143,868
119,700	China Everbright Bank Co Ltd, (3)	68,262
2,606	China International Capital Corp Ltd, 144A	4,980
180,135	China Merchants Bank Co Ltd	903,218
6,200	China Merchants Bank Co Ltd, (3)	32,892
715,645	China Minsheng Banking Corp Ltd	495,509
106,700	China Minsheng Banking Corp Ltd, (3)	93,982
199,080	Commercial Bank PQSC	262,469
12,164	Commercial International Bank Egypt SAE	53,956
7,709	CTBC Financial Holding Co Ltd	5,033
4,007	Dubai Islamic Bank PJSC	5,804
7,148	ESun Financial Holding Co Ltd	5,977
7,779	First Financial Holding Co Ltd	5,854
18,184	FirstRand Ltd	79,221
402,331	Fubon Financial Holding Co Ltd	558,946
598	Grupo de Inversiones Suramericana SA	5,776
537	Grupo de Inversiones Suramericana SA	5,627
68,040	Grupo Financiero Banorte SAB de CV	343,637
1,073	Hong Leong Bank Bhd	4,670
9,138	Hua Nan Financial Holdings Co Ltd	6,450
159	Hyundai Marine & Fire Insurance Co Ltd	3,756
19,336	Indiabulls Housing Finance Ltd	151,053
62,300	Industrial Bank Co Ltd, (3)	172,940
8,540	Investec Ltd	49,377
114,526	Itau Unibanco Holding SA	1,059,851

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
2,123	Itausa - Investimentos Itau SA	$7,036
727	Kasikornbank PCL	4,089
17,557	KB Financial Group Inc	644,048
754	Komercni banka as	29,265
758	Liberty Holdings Ltd	5,810
176	mBank SA	15,976
4,441	MCB Bank Ltd	4,857
6,227	Mega Financial Holding Co Ltd	6,428
3,994	Metropolitan Bank & Trust Co	5,945
3,519	Muangthai Capital PCL, (2), (3)	6,922
4,068	Nedbank Group Ltd	69,209
183,793	Old Mutual Ltd	249,228
3,500	Orient Securities Co Ltd/China, (3)	5,292
877	Powszechny Zaklad Ubezpieczen SA	9,526
363	PSG Group Ltd	5,859
970	Public Bank Bhd	5,148
44,070	Qatar National Bank QPSC	236,162
69,294	REC Ltd	141,288
402	Remgro Ltd	5,080
4,395	RHB Bank Bhd	5,858
1,245	RMB Holdings Ltd	6,656
2,448	Samsung Card Co Ltd	75,110
3,106	Samsung Fire & Marine Insurance Co Ltd	690,456
36,258	Sanlam Ltd	190,963
55	Santander Bank Polska SA	4,678
3,292	Shanghai Commercial & Savings Bank Ltd	5,442
88,300	Shanghai Pudong Development Bank Co Ltd, (3)	152,091
4,057	Shinhan Financial Group Co Ltd	149,167
1,450	Siam Commercial Bank PCL, (3)	6,483
14,226	SinoPac Financial Holdings Co Ltd	5,673
27,945	Standard Bank Group Ltd	354,001
14,142	Taishin Financial Holding Co Ltd	6,640
13,572	Taiwan Business Bank	5,849
83,120	TMB Bank PCL, (2), (3)	5,108
1,923	Yes Bank Ltd	2,508
9,833	Yuanta Financial Holding Co Ltd	5,534
	Total Financials	11,683,083
	Health Care – 2.5%
3,141	3SBio Inc, 144A	5,377
177,914	Alibaba Health Information Technology Ltd, (3)	161,597

Shares	Description (1)	Value
	Health Care (continued)
1,200	Beijing Tongrentang Co Ltd, (3)	$4,938
1,051	Bumrungrad Hospital PCL, (2), (3)	5,826
6,386	China Medical System Holdings Ltd	6,151
3,434	China Resources Pharmaceutical Group Ltd, 144A	3,760
1,200	China Resources Sanjiu Medical & Pharmaceutical Co Ltd, (3)	5,102
173,854	CSPC Pharmaceutical Group Ltd	305,603
3,297	Hartalega Holdings Bhd	3,955
26	Helixmith Co Ltd, (3)	4,340
1,200	Huadong Medicine Co Ltd, (3)	4,794
5,346	Hutchison China MediTech Ltd, (3)	111,785
94,908	IHH Healthcare Bhd	132,018
61,798	Kalbe Farma Tbk PT	6,481
2,837	Life Healthcare Group Holdings Ltd	4,546
442	Lupin Ltd	4,922
3,688	Netcare Ltd	4,356
8,691	Richter Gedeon Nyrt	154,035
204,151	Shandong Weigao Group Medical Polymer Co Ltd	196,121
31,939	Shanghai Fosun Pharmaceutical Group Co Ltd	95,679
1,400	Shanghai Fosun Pharmaceutical Group Co Ltd, (3)	5,343
2,060	Shanghai Pharmaceuticals Holding Co Ltd	3,979
1,900	Shanghai Pharmaceuticals Holding Co Ltd, (3)	5,007
379,724	Sihuan Pharmaceutical Holdings Group Ltd	78,585
8,059	Sinopharm Group Co Ltd	30,062
6,890	SSY Group Ltd	6,188
4,163	Tong Ren Tang Technologies Co Ltd	4,999
28	Yuhan Corp	5,124
	Total Health Care	1,360,673
	Industrials – 8.5%
2,482	51job Inc, (3)	192,479
197,800	Aboitiz Equity Ventures Inc	206,011
4,914	Air China Ltd	4,834
4,100	Air China Ltd, (3)	5,325
101,809	Airports of Thailand PCL, (3)	237,516
20,563	Alliance Global Group Inc	6,296
1,220	Bidvest Group Ltd	15,943
20,897	BOC Aviation Ltd, 144A	180,996
15,017	BTS Group Holdings PCL, (2), (3)	6,055
26,897	CCR SA	106,870
15,928	China Airlines Ltd	4,897
151,764	China Conch Venture Holdings Ltd	524,434

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
7,552	China Eastern Airlines Corp Ltd	$4,197
5,900	China Eastern Airlines Corp Ltd, (3)	5,043
61	CJ Corp	4,805
4	CJ Corp, (2), (3)	124
12,200	COSCO SHIPPING Development Co Ltd, (3)	4,727
123,085	COSCO SHIPPING Energy Transportation Co Ltd	70,757
171,760	COSCO SHIPPING Ports Ltd	150,522
3,634	Country Garden Services Holdings Co Ltd	8,848
1,478	Daelim Industrial Co Ltd	131,797
16,679	DP World PLC, (3)	256,857
12,352	Eva Airways Corp	5,800
12,648	Evergreen Marine Corp Taiwan Ltd	5,857
322,818	Far Eastern New Century Corp	307,292
393,954	Fullshare Holdings Ltd	14,092
6,765	Greentown Service Group Co Ltd	5,747
5,994	GS Engineering & Construction Corp	171,749
2,361	HAP Seng Consolidated Bhd	5,664
718	Hiwin Technologies Corp	6,465
53,771	Jasa Marga Persero Tbk PT	23,017
4,104	Jiangsu Expressway Co Ltd	5,547
483	Latam Airlines Group SA	4,658
9,579	LG Corp	572,424
593	Localiza Rent a Car SA	6,935
117	Lotte Corp	3,362
2,819	Malaysia Airports Holdings Bhd	5,732
112,105	MISC Bhd	196,961
1,900	NARI Technology Co Ltd, (3)	5,200
1,296	Rumo SA, (3)	7,550
2,800	Shanghai International Airport Co Ltd, (3)	33,634
25,500	Shanghai International Port Group Co Ltd, (3)	26,938
169,703	Sime Darby Bhd	90,064
202,280	Sinotrans Ltd	70,287
17,094	SM Investments Corp	335,749
4,224	Taiwan High Speed Rail Corp	5,651
1,777	Turk Hava Yollari AO, (3)	3,981
51,623	Turkiye Sise ve Cam Fabrikalari AS	45,759
3,400	Tus Environmental Science And Technology Development Co Ltd, (3)	5,161
43,193	WEG SA	273,443
6,052	Westports Holdings Bhd	5,866
77,670	Xinjiang Goldwind Science & Technology Co Ltd	87,415

Shares	Description (1)	Value
	Industrials (continued)
3,500	Xinjiang Goldwind Science & Technology Co Ltd, (3)	$6,074
143,977	Zhejiang Expressway Co Ltd	140,153
	Total Industrials	4,613,560
	Information Technology – 13.5%
1,700	360 Security Technology Inc, (3)	4,953
69,197	AAC Technologies Holdings Inc	377,901
7,276	Acer Inc	4,434
1,500	Aisino Corp, (3)	4,982
3,984	ASE Technology Holding Co Ltd	8,956
626,398	AU Optronics Corp	166,594
3,260	BYD Electronic International Co Ltd	5,172
5,888	Cielo SA	11,330
6,104	Delta Electronics Inc	29,739
49,859	Infosys Ltd	576,258
16,957	Innolux Corp	3,943
7,759	Inventec Corp	5,814
107,906	Kingboard Laminates Holdings Ltd	89,877
5,047	Kingdee International Software Group Co Ltd	4,881
38,314	Legend Holdings Corp, 144A	90,549
729,299	Lenovo Group Ltd	592,540
23,531	LG Display Co Ltd	288,394
61	LG Innotek Co Ltd	5,826
5,048	Lite-On Technology Corp	7,192
46,272	MediaTek Inc	467,995
3,193	Samsung SDI Co Ltd	672,012
333,616	Taiwan Semiconductor Manufacturing Co Ltd	2,784,112
31,300	Tata Consultancy Services Ltd	1,001,545
900	Unisplendour Corp Ltd, (3)	4,225
106,655	United Microelectronics Corp	47,333
3,520	Win Semiconductors Corp, (3)	30,337
1,351	Wipro Ltd	5,229
7,900	Wistron Corp	5,920
19,806	Xinyi Solar Holdings Ltd, (DD1)	10,930
	Total Information Technology	7,308,973
	Materials – 11.3%
155	Anglo American Platinum Ltd	9,341
287	Asian Paints Ltd	6,350
375,487	China Molybdenum Co Ltd	108,407
52,800	China Molybdenum Co Ltd, (3)	27,735
3,500	China Northern Rare Earth Group High-Tech Co Ltd, (3)	5,709

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
986,159	China Steel Corp	$761,133
164,174	China Zhongwang Holdings Ltd	83,892
59,035	Empresas CMPC SA	138,112
140,706	Eregli Demir ve Celik Fabrikalari TAS	187,971
1,621	Formosa Chemicals & Fibre Corp	4,952
1,439	Gold Fields Ltd	7,720
275	Hanwha Chemical Corp	4,347
3,192	Indorama Ventures PCL, (2), (3)	4,255
13,304	Industrias Penoles SAB de CV	123,563
14,168	KGHM Polska Miedz SA	347,460
1,134	Klabin SA	4,834
6,474	Kumba Iron Ore Ltd	217,614
131,788	Lee & Man Paper Manufacturing Ltd	80,980
2,344	LG Chem Ltd	668,667
438	LG Chem Ltd	66,453
1,397	Lotte Chemical Corp	275,126
1,245	National Industrialization Co, (3)	5,132
88	OCI Co Ltd	5,601
140,396	Pabrik Kertas Tjiwi Kimia Tbk PT	120,193
14,759	Petronas Chemicals Group Bhd	26,789
11,714	PhosAgro PJSC	146,074
339	Pidilite Industries Ltd	6,110
21,340	Polymetal International PLC	260,148
5,391	Polyus PJSC	274,941
63,919	Press Metal Aluminium Holdings Bhd	70,479
227,975	PTT Global Chemical PCL, (2), (3)	448,463
1,472	Sappi Ltd	5,419
13,688	Saudi Arabian Mining Co, (3)	171,531
25,872	Saudi Basic Industries Corp	740,865
9,900	Shenzhen Zhongjin Lingnan Nonfemet Co Ltd, (3)	6,249
22,312	Siam Cement PCL	313,405
4,274	Sociedad Quimica y Minera de Chile SA	127,286
2,656	Suzano SA	21,650
1,200	Tianqi Lithium Corp, (3)	4,055
21,800	Tongling Nonferrous Metals Group Co Ltd, (3)	7,339
19,542	UPL Ltd	168,814
5,930	Zhaojin Mining Industry Co Ltd	6,932
1,950	Zhejiang Huayou Cobalt Co Ltd, (3)	6,616
	Total Materials	6,078,712

Shares	Description (1)	Value
	Real Estate – 2.3%
27,119	Aldar Properties PJSC	$17,055
6,825	Ayala Land Inc	6,679
2,155	BR Malls Participacoes SA	8,597
2,479	Central Pattana PCL, (2), (3)	5,904
4,537	China Aoyuan Group Ltd	6,144
1,700	China Merchants Shekou Industrial Zone Holdings Co Ltd, (3)	5,089
110,399	China Overseas Land & Investment Ltd	379,378
136,894	China Vanke Co Ltd	518,518
1,400	China Vanke Co Ltd, (3)	5,843
70,586	Fibra Uno Administracion SA de CV	91,736
4,600	Financial Street Holdings Co Ltd, (3)	5,093
4,549	Fortress REIT Ltd	6,852
5,100	Greenland Holdings Corp Ltd, (3)	5,143
15,820	Land & Houses PCL, (2)	5,813
1,115	Multiplan Empreendimentos Imobiliarios SA	8,413
644	NEPI Rockcastle PLC, (DD1)	5,892
168,514	Pakuwon Jati Tbk PT	8,836
2,900	Poly Developments and Holdings Group Co Ltd, (3)	5,980
7,942	Redefine Properties Ltd	4,931
3,700	RiseSun Real Estate Development Co Ltd, (3)	4,698
4,445	Ruentex Development Co Ltd	5,925
13,953	Shenzhen Investment Ltd	5,026
18,042	Sime Darby Property Bhd	4,263
11,619	Sino-Ocean Group Holding Ltd	4,720
101,683	SM Prime Holdings Inc	72,934
8,478	SP Setia Bhd Group	4,027
11,261	Yuzhou Properties Co Ltd	5,337
8,900	Zhejiang China Commodities City Group Co Ltd, (3)	5,140
	Total Real Estate	1,213,966
	Utilities – 2.9%
10,083	Aguas Andinas SA	5,668
556,398	Beijing Enterprises Water Group Ltd	294,977
318,776	China Longyuan Power Group Corp Ltd	195,878
1,728	Cia Energetica de Minas Gerais	6,494
422,684	Enel Americas SA	70,427
55,553	Enel Chile SA	5,102
505	Energisa SA	6,630
11,341	Energy Absolute PCL, (2), (3)	19,267
15,989	Engie Brasil Energia SA	205,121
1,043	ENN Energy Holdings Ltd	10,826

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Utilities (continued)
268	Equatorial Energia SA	$6,731
480,124	Huaneng Renewables Corp Ltd	131,257
19,969	Interconexion Electrica SA ESP	107,957
1,272	Manila Electric Co	9,124
140,111	Power Grid Corp of India Ltd	431,831
4,400	Sichuan Chuantou Energy Co Ltd, (3)	5,983
98,621	Towngas China Co Ltd	75,340
	Total Utilities	1,588,613
	Total Common Stocks (cost $53,378,562)	53,673,141

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
1	Helixmith Co Ltd, (4)	$52
3,176	Legend Holdings Corp, (4)	—
	Total Common Stock Rights (cost $-)	52
	Total Long-Term Investments (cost $53,378,562)	53,673,193

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$110	Federal Home Loan Banks, Discount Notes	0.000%	8/01/19	N/R	$110,000
	Total Short-Term Investments (cost $110,000)				110,000
	Total Investments (cost $53,488,562) – 99.5%				53,783,193
	Other Assets Less Liabilities – 0.5%				244,366
	Net Assets – 100%				$54,027,559

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$52,696,831	$975,695	$615	$53,673,141
Common Stock Rights	—	—	52	52
Short-Term Investments:
U.S. Government and Agency Obligations	—	110,000	—	110,000
Total	$52,696,831	$1,085,695	$667	$53,783,193

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
DD1	Portion of investment purchased on a delayed delivery basis.
REIT	Real Estate Investment Trust

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Communication Services – 6.9%
1,945	BT Group PLC	$4,601
141	Elisa OYJ	6,669
4,353	ITV PLC	5,914
143	JCDecaux SA	4,159
1,705	Koninklijke KPN NV	4,900
2,756	Millicom International Cellular SA	142,725
2,599	Nintendo Co Ltd	959,888
37,482	NTT DOCOMO Inc	902,744
443	Orange SA	6,622
26,757	Pearson PLC	285,428
4,049	Schibsted ASA	105,486
473	SES SA	7,878
93,392	Singapore Telecommunications Ltd	227,244
14	Swisscom AG	6,823
388	Tele2 AB	5,600
1,781	Telefonica Deutschland Holding AG	4,523
26,091	Telenor ASA	535,049
1,475	Telia Co AB	6,634
2,870	Telstra Corp Ltd	7,853
409,247	Vodafone Group PLC	752,055
422	WPP PLC	5,014
	Total Communication Services	3,987,809
	Consumer Discretionary – 13.1%
26	adidas AG	8,382
2,323	Bayerische Motoren Werke AG	139,279
8,281	Bayerische Motoren Werke AG	616,177
223	Benesse Holdings Inc	5,256
139	Berkeley Group Holdings PLC	6,600
243	Burberry Group PLC	6,721
40	Cie Generale des Etablissements Michelin SCA	4,474
17,756	Compass Group PLC	452,872
255	Electrolux AB	5,960
593	Fast Retailing Co Ltd	358,012
2,641	Harvey Norman Holdings Ltd	7,991

Shares	Description (1)	Value
	Consumer Discretionary (continued)
33,609	Hennes & Mauritz AB	$590,890
34,857	Honda Motor Co Ltd	870,181
71	HUGO BOSS AG	4,519
798	Husqvarna AB	7,141
1,265	Merlin Entertainments PLC, 144A	6,993
126	Moncler SpA	5,214
86	Next PLC	6,386
408	NGK Spark Plug Co Ltd	7,839
13,371	Nikon Corp	182,015
213	Nokian Renkaat OYJ	6,159
19,082	Ocado Group PLC, (2)	291,010
6,874	Oriental Land Co Ltd/Japan	914,212
41,532	Panasonic Corp	353,715
194	Pandora A/S	7,515
530	Peugeot SA	12,605
3,809	Pirelli & C SpA, 144A	22,664
125	Puma SE	8,803
36,046	Rakuten Inc	370,503
8,044	Renault SA	452,646
722	SEB SA	116,562
7,281	Sega Sammy Holdings Inc	94,152
792	Sekisui House Ltd	13,389
53,148	Shangri-La Asia Ltd	64,976
19,911	Sony Corp	1,131,484
269	Stanley Electric Co Ltd	6,709
57,342	Techtronic Industries Co Ltd	431,096
231	USS Co Ltd	4,610
191	Valeo SA	6,039
94	Whitbread PLC	5,206
124	Yamaha Corp	5,893
310	Yamaha Motor Co Ltd	5,476
118	Zalando SE, 144A, (2)	5,476
	Total Consumer Discretionary	7,623,802
	Consumer Staples – 12.4%
10,581	Aeon Co Ltd	184,382
251	Associated British Foods PLC	7,438
3	Barry Callebaut AG	5,906
63	Beiersdorf AG	7,365
9,148	Carrefour SA	177,277
2,346	Casino Guichard Perrachon SA	87,242

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
9,664	Coca-Cola European Partners PLC	$534,226
696	Coles Group Ltd	6,812
8,089	Danone SA	706,093
396	Essity AB	11,888
4,347	Henkel AG & Co KGaA	411,638
2,417	ICA Gruppen AB	108,137
73,636	J Sainsbury PLC	177,307
2,282	Jeronimo Martins SGPS SA	37,108
3,654	L'Oreal SA	984,544
7,564	METRO AG	117,905
12,380	Mowi ASA	300,395
19,974	Nestle SA	2,132,578
92	Nissin Foods Holdings Co Ltd	5,753
20,813	Orkla ASA	178,877
5,827	Suntory Beverage & Food Ltd	232,651
1,313	Unilever NV	76,501
12,243	Unilever PLC	742,876
	Total Consumer Staples	7,234,899
	Energy – 2.5%
10,414	Caltex Australia Ltd	193,515
9,460	Enagas SA	207,232
28,575	John Wood Group PLC	185,790
2,939	Koninklijke Vopak NV	145,944
17,701	Neste Oyj	591,051
13,576	WorleyParsons Ltd	151,120
	Total Energy	1,474,652
	Financials – 19.0%
40,673	3i Group PLC	554,048
236	ABN AMRO Bank NV, 144A	4,719
1,882	Allianz SE	440,876
7,975	Assicurazioni Generali SpA	149,528
134	ASX Ltd	8,206
45,810	Australia & New Zealand Banking Group Ltd	881,245
146,951	Aviva PLC	730,713
277	AXA SA	7,063
106,276	Banco Bilbao Vizcaya Argentaria SA	544,248
64,710	Banco Santander SA	278,322
40,274	Bank Hapoalim BM	307,390
154,683	BOC Hong Kong Holdings Ltd	594,790
1,893	CaixaBank SA, (2)	4,711

Shares	Description (1)	Value
	Financials (continued)
6,981	CNP Assurances	$145,348
42,420	DBS Group Holdings Ltd	818,613
51	Deutsche Boerse AG	7,172
80	Eurazeo SE	5,402
7,403	Hang Seng Bank Ltd	176,755
600	ING Groep NV	6,728
55,309	Insurance Australia Group Ltd	328,990
135,311	Intesa Sanpaolo SpA	295,345
14,447	Investec PLC	83,177
11,898	Investor AB	571,264
96	KBC Group NV	6,229
221	Kinnevik AB	5,686
208	L E Lundbergforetagen AB	7,775
1,280	Natixis SA	5,190
30,195	ORIX Corp	434,257
10,415	Prudential PLC	216,540
161	Schroders PLC	5,861
1,191	Singapore Exchange Ltd	6,892
472	Sompo Holdings Inc	19,702
92,163	Standard Chartered PLC	763,762
13,870	Sumitomo Mitsui Trust Holdings Inc	477,003
3,989	Swiss Re AG	389,069
688	T&D Holdings Inc	7,769
10,504	Tokio Marine Holdings Inc	560,826
214	Tryg A/S	6,580
15,002	UBS Group AG	168,128
29	Wendel SA	4,036
52,015	Westpac Banking Corp	1,027,141
	Total Financials	11,057,099
	Health Care – 8.7%
104	Alcon Inc, (2)	6,093
37,051	Astellas Pharma Inc	530,129
13,913	AstraZeneca PLC	1,202,896
614	Chugai Pharmaceutical Co Ltd	44,110
636	CSL Ltd	100,657
9,725	Eisai Co Ltd	528,997
54	EssilorLuxottica SA	7,374
664	Fisher & Paykel Healthcare Corp Ltd	7,231
134	H Lundbeck A/S	5,223
3,819	Koninklijke Philips NV	180,649

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
61	Merck KGaA	$6,278
121	Novo Nordisk A/S	5,845
350	Ono Pharmaceutical Co Ltd	6,392
172	Orion Oyj	5,939
165	QIAGEN NV, (2)	6,334
1,699	Ramsay Health Care Ltd	85,228
5,647	Roche Holding AG	1,520,982
644	Ryman Healthcare Ltd	5,483
4,488	Sanofi	377,069
418	Santen Pharmaceutical Co Ltd	6,780
771	Sartorius AG	159,153
109	Shionogi & Co Ltd	6,081
6,660	Sumitomo Dainippon Pharma Co Ltd	123,110
1,499	Sysmex Corp	109,676
83	UCB SA	6,526
36	Vifor Pharma AG	5,371
	Total Health Care	5,049,606
	Industrials – 18.2%
15,801	ABB Ltd	300,139
70	Adecco Group AG	3,851
1,236	Aeroports de Paris	214,268
286	Alfa Laval AB	5,399
6,521	Alstom SA	283,449
2,608	ANDRITZ AG	93,965
310	Assa Abloy AB	7,203
1,308	Auckland International Airport Ltd, (DD1)	8,033
167	Bouygues SA	6,021
1,883	Brambles Ltd	17,028
127	Brenntag AG	6,277
293	Bureau Veritas SA	7,369
20,482	Cie de Saint-Gobain	792,576
42,387	CNH Industrial NV	432,955
5,459	Daikin Industries Ltd	683,035
92	DCC PLC	7,843
11,351	Deutsche Post AG	372,953
37	Eiffage SA	3,681
2,527	Ferguson PLC	190,726
20,600	Ferrovial SA	540,144
55	Fraport AG Frankfurt Airport Services Worldwide	4,637
15	Geberit AG	6,962

Shares	Description (1)	Value
	Industrials (continued)
11,370	Getlink SE	$165,205
39	HOCHTIEF AG	4,464
93	Intertek Group PLC	6,500
148	ISS A/S	4,178
429	Kajima Corp	5,563
5,969	Kawasaki Heavy Industries Ltd	130,842
110	Keio Corp	6,849
120	Kingspan Group PLC	5,919
1,989	Komatsu Ltd	44,799
36,538	Kubota Corp	569,565
51	Kuehne + Nagel International AG	7,560
32,398	Meggitt PLC	236,670
145	Metso OYJ	5,636
63,993	MTR Corp Ltd	421,421
2,173	MTU Aero Engines AG	547,998
235	Nabtesco Corp	6,409
239	Nagoya Railroad Co Ltd	6,615
426	NGK Insulators Ltd	6,403
619	Obayashi Corp	5,906
253	Odakyu Electric Railway Co Ltd	5,681
77	Randstad NV	3,904
8,241	Recruit Holdings Co Ltd	282,202
34,548	RELX PLC	826,375
635	Sandvik AB	9,873
10,925	Schneider Electric SE	949,757
442	SEEK Ltd	6,370
745	Shimizu Corp	6,045
9,065	Siemens AG	999,103
261	Skanska AB	4,918
345	SKF AB	5,715
139	Sohgo Security Services Co Ltd	6,785
148	Taisei Corp	5,139
333	Tokyu Corp	5,864
85,643	Transurban Group	917,908
1,322	Vestas Wind Systems A/S	109,361
3,789	Volvo AB	56,974
384	Wartsila OYJ Abp	4,868
9,957	Weir Group PLC	182,512
108	Wolters Kluwer NV	7,883
	Total Industrials	10,574,253

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology – 4.4%
370	Amadeus IT Group SA	$29,397
2,233	ASML Holding NV	504,206
439	Atos SE	35,710
36	Capgemini SE	4,620
2,520	Ingenico Group SA	241,296
11,513	Kyocera Corp	709,390
6,455	SAP SE	802,931
11,595	STMicroelectronics NV	215,789
47	Wixcom Ltd, (2)	6,980
141	Worldline SA/France, 144A, (2)	10,173
	Total Information Technology	2,560,492
	Materials – 6.9%
67	Akzo Nobel NV	6,374
22,360	Asahi Kasei Corp	229,212
11,447	Boliden AB	262,574
2,764	Chr Hansen Holding A/S	243,321
302	Clariant AG	5,561
5,973	Covestro AG, 144A	273,395
93	Croda International PLC	5,338
71	Givaudan SA	189,764
4,357	Hitachi Chemical Co Ltd	120,307
9,075	Hitachi Metals Ltd	96,455
192	Imerys SA	8,089
4,455	Koninklijke DSM NV	559,510
53,595	Mitsubishi Chemical Holdings Corp	383,347
128	Novozymes A/S	5,980
5,628	Showa Denko KK	152,810
2,234	Sika AG	324,945
889	Smurfit Kappa Group PLC	28,230
785	Stora Enso OYJ	9,120
44,250	Sumitomo Chemical Co Ltd	203,776
9,747	Sumitomo Metal Mining Co Ltd	279,640
71	Symrise AG	6,612
356	Teijin Ltd	6,200
45,472	Toray Industries Inc	315,320
8,274	Umicore SA	261,997
989	UPM-Kymmene OYJ	26,923
	Total Materials	4,004,800
	Real Estate – 3.0%
3,342	Ascendas Real Estate Investment Trust	7,473

Shares	Description (1)	Value
	Real Estate (continued)
37,723	British Land Co PLC	$234,645
4,807	CapitaLand Commercial Trust	7,236
3,786	CapitaLand Mall Trust	7,248
70	Covivio	7,198
6,851	Daiwa House Industry Co Ltd	196,302
117	Deutsche Wohnen SE	4,327
1,415	GPT Group	6,057
631	Hulic Co Ltd	5,451
9,216	Land Securities Group PLC	89,847
10,646	Lendlease Group	106,764
3,443	Mirvac Group	7,641
386	Mitsubishi Estate Co Ltd	7,153
3	Nippon Prologis REIT Inc	7,231
235	Nomura Real Estate Holdings Inc	4,798
755	Segro PLC	7,065
2,356	Stockland	7,421
28,941	Sun Hung Kai Properties Ltd	469,170
48,926	Swire Properties Ltd	177,818
85	Swiss Prime Site AG	7,517
2,835	Unibail-Rodamco-Westfield	381,935
	Total Real Estate	1,750,297
	Utilities – 4.4%
34,374	Meridian Energy Ltd	106,742
82,660	National Grid PLC	854,542
7,912	Orsted A/S, 144A	726,946
904	Red Electrica Corp SA	17,211
87,150	Snam SpA	430,729
28,179	United Utilities Group PLC	272,097
2,847	Verbund AG	160,394
	Total Utilities	2,568,661
	Total Long-Term Investments (cost $57,451,738)	57,886,370

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.3%
$140	Federal Home Loan Banks, Discount Notes	0.000%	8/01/19	N/R	$140,000
	Total Short-Term Investments (cost $140,000)				140,000
	Total Investments (cost $57,591,738) – 99.8%				58,026,370
	Other Assets Less Liabilities – 0.2%				142,852
	Net Assets – 100%				$58,169,222
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$57,886,370	$ —	$ —	$57,886,370
Short-Term Investments:
U.S. Government and Agency Obligations	—	140,000	—	140,000
Total	$57,886,370	$140,000	$ —	$58,026,370

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
REIT	Real Estate Investment Trust

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 8.9%
21	Alphabet Inc, Class A, (2)	$25,582
120	Alphabet Inc, Class C, (2)	146,002
604	Facebook Inc, (2)	117,315
1,030	Liberty Global PLC, (2)	26,821
368	Liberty Global PLC, (2)	9,815
466	Omnicom Group Inc	37,382
860	Walt Disney Co	122,989
	Total Communication Services	485,906
	Consumer Discretionary – 10.8%
8	Best Buy Co Inc.	612
43	Booking Holdings Inc, (2)	81,124
116	CarMax Inc, (2)	10,180
34	Chipotle Mexican Grill Inc, (2)	27,048
220	Darden Restaurants Inc	26,743
336	eBay Inc	13,840
24	Expedia Group Inc	3,186
4	Genuine Parts Co	388
559	Home Depot Inc	119,453
470	Lowe's Cos Inc	47,658
46	Lululemon Athletica Inc, (2)	8,790
16	Macy's Inc	364
70	MercadoLibre Inc	43,499
8	Mohawk Industries Inc, (2)	998
892	Newell Brands Inc.	12,657
540	NIKE Inc	46,456
240	PulteGroup Inc	7,562
108	Royal Caribbean Cruises Ltd	12,565
258	Starbucks Corp	24,430
152	Target Corp	13,133
219	Tesla Inc, (2)	52,913
20	TJX Cos Inc	1,091
14	Ulta Beauty Inc, (2)	4,890
56	Vail Resorts Inc	13,805

Shares	Description (1)	Value
	Consumer Discretionary (continued)
123	Wayfair Inc, (2)	$16,133
	Total Consumer Discretionary	589,518
	Consumer Staples – 7.4%
2,171	Coca-Cola Co	114,260
4	Estee Lauder Cos Inc	737
196	General Mills Inc	10,409
152	Hormel Foods Corp	6,230
253	McCormick & Co Inc/MD	40,111
797	PepsiCo Inc	101,865
1,081	Procter & Gamble Co	127,601
	Total Consumer Staples	401,213
	Energy – 4.3%
1,058	Baker Hughes a GE Co	26,863
375	Cheniere Energy Inc, (2)	24,431
228	Helmerich & Payne Inc	11,327
340	HollyFrontier Corp	16,922
784	National Oilwell Varco Inc	18,675
856	ONEOK Inc	59,988
176	TechnipFMC PLC	4,847
849	Valero Energy Corp	72,377
	Total Energy	235,430
	Financials – 14.2%
488	American Express Co	60,693
1,068	American International Group Inc	59,797
132	AXA Equitable Holdings Inc	2,967
1,316	Bank of New York Mellon Corp	61,747
1,396	BB&T Corp	71,936
122	BlackRock Inc	57,057
12	Charles Schwab Corp	519
392	Chubb Ltd	59,913
1,484	Citigroup Inc.	105,602
179	CME Group Inc	34,801
1,520	Huntington Bancshares Inc/OH	21,660
1,328	KeyCorp	24,395
791	Marsh & McLennan Cos Inc.	78,151
4	Moody's Corp	857
498	Progressive Corp	40,328
1,589	US Bancorp	90,811
	Total Financials	771,234

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care – 12.2%
730	AbbVie Inc.	$48,633
36	ABIOMED Inc, (2)	10,028
156	Align Technology Inc, (2)	32,616
260	Amgen Inc	48,511
488	Bristol-Myers Squibb Co	21,672
208	Cardinal Health Inc	9,512
188	Cerner Corp	13,470
312	Cigna Corp	53,015
1,526	CVS Health Corp	85,258
92	DENTSPLY SIRONA Inc	5,009
154	DexCom Inc, (2)	24,158
171	Edwards Lifesciences Corp, (2)	36,397
217	Eli Lilly & Co	23,642
292	Gilead Sciences Inc.	19,132
24	IQVIA Holdings Inc, (2)	3,820
1,249	Merck & Co Inc	103,654
356	Nektar Therapeutics, (2)	10,132
24	ResMed Inc	3,089
326	Thermo Fisher Scientific Inc	90,524
80	Vertex Pharmaceuticals Inc, (2)	13,330
72	Zoetis Inc	8,272
	Total Health Care	663,874
	Industrials – 8.1%
429	3M Co	74,955
172	Caterpillar Inc.	22,647
92	Copart Inc, (2)	7,133
998	CSX Corp	70,259
8	Deere & Co	1,325
68	Eaton Corp PLC	5,589
88	HEICO Corp	12,034
157	HEICO Corp	16,546
196	IHS Markit Ltd, (2)	12,626
20	Ingersoll-Rand PLC	2,473
888	Johnson Controls International plc	37,687
268	Nielsen Holdings PLC	6,207
72	Parker-Hannifin Corp	12,606
246	Rockwell Automation Inc	39,552
4	Roper Technologies Inc	1,455
64	Southwest Airlines Co	3,298
216	Spirit AeroSystems Holdings Inc	16,597

Shares	Description (1)	Value
	Industrials (continued)
100	TransDigm Group Inc, (2)	$48,544
268	United Parcel Service Inc	32,018
136	United Rentals Inc, (2)	17,211
	Total Industrials	440,762
	Information Technology – 22.9%
501	Accenture PLC, Class A	96,483
330	Adobe Inc, (2)	98,624
492	Applied Materials Inc	24,290
358	Automatic Data Processing Inc	59,614
356	Cognex Corp	15,668
2,896	Hewlett Packard Enterprise Co	41,615
3,188	HP Inc	67,075
2,378	Intel Corp	120,208
661	International Business Machines Corp	97,987
386	Keysight Technologies Inc, (2)	34,555
2,024	Microsoft Corp	275,810
260	NVIDIA Corp	43,867
444	salesforce.com Inc, (2)	68,598
705	TE Connectivity Ltd	65,142
579	Texas Instruments Inc	72,381
516	Trimble Inc, (2)	21,806
244	Visa Inc	43,432
	Total Information Technology	1,247,155
	Materials – 4.0%
132	Axalta Coating Systems Ltd, (2)	3,911
343	Ball Corp	24,518
415	Ecolab Inc	83,718
163	International Flavors & Fragrances Inc	23,470
514	Mosaic Co	12,948
314	Newmont Goldcorp Corp	11,467
488	PPG Industries Inc	57,286
	Total Materials	217,318
	Real Estate – 3.5%
417	American Tower Corp	88,246
16	CBRE Group Inc, (2)	848
141	Equinix Inc	70,796
16	Host Hotels & Resorts Inc.	278
92	Jones Lang LaSalle Inc	13,404

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
251	Prologis Inc	$20,233
	Total Real Estate	193,805
	Utilities – 3.4%
24	American Water Works Co Inc	2,755
666	Consolidated Edison Inc	56,583
174	Eversource Energy	13,200
1,046	Public Service Enterprise Group Inc.	59,779
375	Sempra Energy	50,786
	Total Utilities	183,103
	Total Long-Term Investments (cost $5,077,158)	5,429,318
	Other Assets Less Liabilities – 0.3%	16,014
	Net Assets – 100%	$5,445,332
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,429,318	$ —	$ —	$5,429,318

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 9.9%
1,232	Alphabet Inc, Class A, (2)	$1,500,823
1,640	Alphabet Inc, Class C, (2)	1,995,355
7,305	Electronic Arts Inc, (2)	675,713
6,709	Liberty Global PLC, (2)	174,702
7,060	Liberty Global PLC, (2)	188,290
4,348	Take-Two Interactive Software Inc, (2)	532,717
	Total Communication Services	5,067,600
	Consumer Discretionary – 17.7%
85	Aptiv PLC	7,450
511	Booking Holdings Inc, (2)	964,058
121	Capri Holdings Ltd, (2)	4,306
592	Chipotle Mexican Grill Inc, (2)	470,954
16	Domino's Pizza Inc	3,913
7,354	eBay Inc	302,911
3,776	Expedia Group Inc	501,226
1,163	Hilton Worldwide Holdings Inc	112,288
6,599	Home Depot Inc	1,410,140
11,441	LKQ Corp, (2)	308,106
8,693	Lowe's Cos Inc	881,470
324	Lululemon Athletica Inc, (2)	61,913
1,191	MercadoLibre Inc	740,111
9,889	NIKE Inc	850,751
2	NVR Inc, (2)	6,688
12,505	Starbucks Corp	1,184,099
3,174	Tesla Inc, (2)	766,870
3,942	TJX Cos Inc	215,076
48	Tractor Supply Co	5,223
13	Ulta Beauty Inc, (2)	4,540
55	VF Corp	4,806
2,304	Wayfair Inc, (2)	302,193
	Total Consumer Discretionary	9,109,092
	Consumer Staples – 4.2%
35	Clorox Co	5,691
4,148	Costco Wholesale Corp	1,143,313

Shares	Description (1)	Value
	Consumer Staples (continued)
3,642	Estee Lauder Cos Inc	$670,820
2,198	McCormick & Co Inc/MD	348,471
	Total Consumer Staples	2,168,295
	Energy – 1.8%
12,848	Baker Hughes a GE Co	326,211
8,873	Cheniere Energy Inc, (2)	578,076
	Total Energy	904,287
	Financials – 6.5%
5,423	American Express Co	674,459
3,173	Charles Schwab Corp	137,137
16	FactSet Research Systems Inc	4,437
3,690	Intercontinental Exchange Inc	324,203
5,819	Marsh & McLennan Cos Inc.	574,917
196	Moody's Corp	42,011
8,738	Progressive Corp	707,603
3,459	S&P Global Inc	847,282
46	SVB Financial Group, (2)	10,671
	Total Financials	3,322,720
	Health Care – 9.9%
1,443	ABIOMED Inc, (2)	401,962
70	Agilent Technologies Inc	4,859
2,129	Align Technology Inc, (2)	445,131
199	Alkermes PLC, (2)	4,609
311	Biogen Inc, (2)	73,962
6,658	Celgene Corp, (2)	611,604
4,955	Centene Corp, (2)	258,106
96	Cerner Corp	6,878
3,451	DexCom Inc, (2)	541,358
1,505	Edwards Lifesciences Corp, (2)	320,339
4,278	Eli Lilly & Co	466,088
73	Henry Schein Inc, (2)	4,857
110	Hologic Inc, (2)	5,638
2,125	Humana Inc	630,594
18	IDEXX Laboratories Inc, (2)	5,077
18	Illumina Inc, (2)	5,389
2,025	IQVIA Holdings Inc, (2)	322,319
1,201	Laboratory Corp of America Holdings, (2)	201,192
9	Mettler-Toledo International Inc, (2)	6,811
6,596	Nektar Therapeutics, (2)	187,722

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
57	PerkinElmer Inc	$4,909
3,290	Vertex Pharmaceuticals Inc, (2)	548,180
105	Zoetis Inc	12,063
	Total Health Care	5,069,647
	Industrials – 13.8%
39	Acuity Brands Inc	5,235
47	Allegion PLC	4,866
5,023	Caterpillar Inc.	661,378
711	Copart Inc, (2)	55,124
10,758	CSX Corp	757,363
49	Dover Corp	4,746
66	Expeditors International of Washington Inc	5,039
154	Fastenal Co	4,743
94	Flowserve Corp	4,703
360	Fortive Corp	27,378
96	Fortune Brands Home & Security Inc	5,274
115	HD Supply Holdings Inc, (2)	4,659
1,632	HEICO Corp	223,176
2,899	HEICO Corp	305,526
34	IDEX Corp	5,719
12,022	IHS Markit Ltd, (2)	774,457
4,516	Ingersoll-Rand PLC	558,449
21	Lennox International Inc	5,386
128	Masco Corp	5,219
89	Robert Half International Inc	5,376
2,979	Rockwell Automation Inc	478,964
1,952	Roper Technologies Inc	709,845
4,058	Spirit AeroSystems Holdings Inc	311,817
1,496	TransDigm Group Inc, (2)	726,218
7,123	TransUnion	589,713
6,076	United Parcel Service Inc	725,900
435	United Rentals Inc, (2)	55,049
39	Verisk Analytics Inc	5,917
19	WW Grainger Inc	5,530
629	Xylem Inc/NY	50,502
	Total Industrials	7,083,271
	Information Technology – 29.9%
5,872	Accenture PLC, Class A	1,130,830
4,025	Adobe Inc, (2)	1,202,911
16,123	Applied Materials Inc	795,992

Shares	Description (1)	Value
	Information Technology (continued)
4,293	Autodesk Inc, (2)	$670,438
5,452	Automatic Data Processing Inc	907,867
92	Cadence Design Systems Inc, (2)	6,800
51	Citrix Systems Inc	4,806
39	Jack Henry & Associates Inc	5,448
7,196	Keysight Technologies Inc, (2)	644,186
5,906	Mastercard Inc	1,608,027
32,696	Microsoft Corp	4,455,484
6,023	NVIDIA Corp	1,016,201
6,779	salesforce.com Inc, (2)	1,047,355
9,192	Texas Instruments Inc	1,149,092
9,635	Trimble Inc, (2)	407,175
1,653	VMware Inc, (2)	288,432
	Total Information Technology	15,341,044
	Materials – 3.3%
47	Avery Dennison Corp	5,399
8,088	Axalta Coating Systems Ltd, (2)	239,647
2,658	Ball Corp	189,994
4,351	Ecolab Inc	877,727
3,164	PPG Industries Inc	371,422
	Total Materials	1,684,189
	Real Estate – 2.9%
4,714	American Tower Corp	997,577
933	Equinix Inc	468,459
23	SBA Communications Corp	5,644
	Total Real Estate	1,471,680
	Total Long-Term Investments (cost $46,937,683)	51,221,825
	Other Assets Less Liabilities – 0.1%	76,337
	Net Assets – 100%	$51,298,162

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$51,221,825	$ —	$ —	$51,221,825

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 8.3%
49,570	CenturyLink Inc	$599,301
6,869	Discovery Inc, (2)	193,981
16,570	Liberty Global PLC	431,483
1,562	Omnicom Group Inc	125,304
137	TripAdvisor Inc, (2)	6,048
35,013	Verizon Communications Inc.	1,935,168
15,084	Walt Disney Co	2,157,163
	Total Communication Services	5,448,448
	Consumer Discretionary – 4.8%
4,639	Aptiv PLC	406,608
205	Aramark	7,419
1,734	Autoliv Inc	125,108
93	Best Buy Co Inc.	7,117
1,082	Darden Restaurants Inc	131,528
1,301	Garmin Ltd	102,246
60	Genuine Parts Co	5,827
267	H&R Block Inc	7,393
466	Hanesbrands Inc	7,498
4,133	Harley-Davidson Inc	147,879
103	Hasbro Inc	12,479
100	Kohl's Corp	5,386
344	L Brands Inc	8,927
360	Macy's Inc	8,183
59	Mohawk Industries Inc, (2)	7,357
22,031	Newell Brands Inc.	312,620
143	Nordstrom Inc	4,735
112	Norwegian Cruise Line Holdings Ltd, (2)	5,537
241	PulteGroup Inc	7,594
56	Ralph Lauren Corp	5,837
5,207	Royal Caribbean Cruises Ltd	605,782
12,109	Target Corp	1,046,218
755	Tiffany & Co	70,910
38	Vail Resorts Inc	9,368
1,522	VF Corp	133,007

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
50	Whirlpool Corp	$7,274
	Total Consumer Discretionary	3,199,837
	Consumer Staples – 12.4%
7,192	Bunge Ltd	420,229
55	Clorox Co	8,943
36,850	Coca-Cola Co	1,939,415
6,237	Colgate-Palmolive Co	447,442
18,396	General Mills Inc	977,012
218	Hormel Foods Corp	8,936
3,749	Kellogg Co	218,267
646	Kimberly-Clark Corp	87,630
13,303	PepsiCo Inc	1,700,256
20,158	Procter & Gamble Co	2,379,450
	Total Consumer Staples	8,187,580
	Energy – 6.2%
9,159	Baker Hughes a GE Co	232,547
4,758	Helmerich & Payne Inc	236,377
8,270	HollyFrontier Corp	411,598
19,548	National Oilwell Varco Inc	465,633
13,849	ONEOK Inc	970,538
188	Targa Resources Corp	7,315
16,876	TechnipFMC PLC	464,765
11,491	Valero Energy Corp	979,608
12,765	Williams Cos Inc.	314,530
	Total Energy	4,082,911
	Financials – 22.6%
77	Affiliated Managers Group Inc	6,606
1,761	Allstate Corp	189,131
6,036	Ally Financial Inc	198,645
19,751	American International Group Inc	1,105,859
44	Ameriprise Financial Inc	6,402
235	Arch Capital Group Ltd, (2)	9,092
89	Arthur J Gallagher & Co	8,048
83	Assurant Inc	9,409
13,748	AXA Equitable Holdings Inc	309,055
21,569	Bank of New York Mellon Corp	1,012,018
20,497	BB&T Corp	1,056,210
2,397	BlackRock Inc	1,121,029
7,830	Chubb Ltd	1,196,737

Shares	Description (1)	Value
	Financials (continued)
138	CIT Group Inc	$6,976
24,119	Citigroup Inc.	1,716,308
226	Citizens Financial Group Inc	8,421
2,521	CME Group Inc	490,133
72	Comerica Inc	5,270
131	E*TRADE Financial Corp	6,392
7,341	East West Bancorp Inc	352,441
32	Erie Indemnity Co	7,129
231	Fifth Third Bancorp	6,858
45,139	Huntington Bancshares Inc/OH	643,231
310	Invesco Ltd	5,949
51,420	KeyCorp	944,585
112	Lincoln National Corp	7,318
8,431	Loews Corp	451,396
50	M&T Bank Corp	8,213
9,800	Marsh & McLennan Cos Inc.	968,240
14,057	Morgan Stanley	626,380
72	Nasdaq Inc	6,939
69	Northern Trust Corp	6,762
315	People's United Financial Inc	5,172
118	Principal Financial Group Inc	6,849
80	Prudential Financial Inc	8,105
76	Raymond James Financial Inc	6,131
503	Regions Financial Corp	8,013
51	Signature Bank/New York NY	6,500
115	State Street Corp	6,680
98	SunTrust Banks Inc	6,527
60	T Rowe Price Group Inc	6,803
6,767	Travelers Cos Inc	992,178
23,294	US Bancorp	1,331,252
38	Willis Towers Watson PLC	7,418
139	Zions Bancorp NA	6,265
	Total Financials	14,895,075
	Health Care – 14.0%
16,264	Abbott Laboratories	1,416,594
10,003	AbbVie Inc.	666,400
906	Amgen Inc	169,042
22,013	Bristol-Myers Squibb Co	977,597
173	Cardinal Health Inc	7,911
116	Centene Corp, (2)	6,042

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
2,536	Cigna Corp	$430,917
21,915	CVS Health Corp	1,224,391
7,647	Danaher Corp	1,074,404
1,341	DENTSPLY SIRONA Inc	73,018
199	Elanco Animal Health Inc, (2)	6,559
5,273	Eli Lilly & Co	574,493
9,363	Gilead Sciences Inc.	613,464
96	Henry Schein Inc, (2)	6,388
141	Hologic Inc, (2)	7,226
51	IQVIA Holdings Inc, (2)	8,118
46	Jazz Pharmaceuticals PLC, (2)	6,412
50	Laboratory Corp of America Holdings, (2)	8,376
23,270	Merck & Co Inc	1,931,177
128	Perrigo Co PLC	6,913
48	STERIS PLC	7,145
	Total Health Care	9,222,587
	Industrials – 5.7%
7,595	3M Co	1,326,998
7,345	Caterpillar Inc.	967,116
1,411	CH Robinson Worldwide Inc	118,143
40	Cummins Inc	6,560
125	Deere & Co	20,706
2,543	Eaton Corp PLC	209,009
125	Flowserve Corp	6,254
25,064	Johnson Controls International plc	1,063,716
71	ManpowerGroup Inc	6,486
169	Masco Corp	6,890
163	Owens Corning	9,454
175	Pentair PLC	6,792
39	Rockwell Automation Inc	6,271
17	Roper Technologies Inc	6,182
39	Snap-on Inc	5,952
46	Stanley Black & Decker Inc	6,789
49	United Rentals Inc, (2)	6,201
	Total Industrials	3,779,519
	Information Technology – 11.4%
31,790	Cisco Systems Inc.	1,761,166
160	FLIR Systems Inc	7,946
54,225	Hewlett Packard Enterprise Co	779,213
30,684	HP Inc	645,591

Shares	Description (1)	Value
	Information Technology (continued)
40,506	Intel Corp	$2,047,578
10,424	International Business Machines Corp	1,545,254
723	Lam Research Corp	150,825
5,787	TE Connectivity Ltd	534,719
2,975	Western Union Co	62,475
	Total Information Technology	7,534,767
	Materials – 3.7%
4,458	International Flavors & Fragrances Inc	641,907
6,865	International Paper Co	301,442
11,817	Mosaic Co	297,670
8,553	Newmont Goldcorp Corp	312,356
7,817	PPG Industries Inc	917,638
	Total Materials	2,471,013
	Real Estate – 4.2%
606	Digital Realty Trust Inc.	69,302
209	Duke Realty Corp	6,966
12,198	Equity Residential	962,300
14,937	Host Hotels & Resorts Inc.	259,755
201	Iron Mountain Inc	5,912
1,344	Jones Lang LaSalle Inc	195,807
353	Kimco Realty Corp	6,781
133	Liberty Property Trust	6,956
2,872	Prologis Inc	231,512
6,100	Simon Property Group Inc	989,420
299	UDR Inc	13,772
	Total Real Estate	2,748,483
	Utilities – 6.4%
1,840	American Water Works Co Inc	211,195
2,111	CMS Energy Corp	122,902
10,904	Consolidated Edison Inc	926,404
12,557	Eversource Energy	952,574
1,722	NiSource Inc	51,126
15,903	Public Service Enterprise Group Inc.	908,857
7,519	Sempra Energy	1,018,298
	Total Utilities	4,191,356
	Total Long-Term Investments (cost $63,522,554)	65,761,576
	Other Assets Less Liabilities – 0.3%	184,230
	Net Assets – 100%	$65,945,806

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$65,761,576	$ —	$ —	$65,761,576

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 6.2%
6,556	Liberty Broadband Corp, (2)	$652,388
12,025	Live Nation Entertainment Inc, (2)	866,522
8,983	Take-Two Interactive Software Inc, (2)	1,100,597
15,636	TripAdvisor Inc, (2)	690,329
	Total Communication Services	3,309,836
	Consumer Discretionary – 9.8%
10,937	CarMax Inc, (2)	959,831
15,132	LKQ Corp, (2)	407,505
3,686	Lululemon Athletica Inc, (2)	704,358
2,225	MercadoLibre Inc	1,382,660
2,193	Tractor Supply Co	238,620
23,206	Under Armour Inc, (2)	535,362
12,957	Under Armour Inc, (2)	263,545
5,945	Wayfair Inc, (2)	779,746
	Total Consumer Discretionary	5,271,627
	Consumer Staples – 1.6%
827	Lamb Weston Holdings Inc	55,508
5,153	McCormick & Co Inc/MD	816,957
	Total Consumer Staples	872,465
	Energy – 1.9%
15,667	Cheniere Energy Inc, (2)	1,020,705
	Financials – 3.0%
11,375	E*TRADE Financial Corp	554,986
907	FactSet Research Systems Inc	251,511
5,185	First Republic Bank/CA	515,182
1,231	SVB Financial Group, (2)	285,555
	Total Financials	1,607,234
	Health Care – 18.0%
3,684	Align Technology Inc, (2)	770,251
8,549	DaVita Inc, (2)	511,658
23,214	Elanco Animal Health Inc, (2)	765,133
10,655	Henry Schein Inc, (2)	708,984
4,847	IDEXX Laboratories Inc, (2)	1,367,096

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
4,815	Laboratory Corp of America Holdings, (2)	$806,609
1,199	Mettler-Toledo International Inc, (2)	907,343
8,367	PerkinElmer Inc	720,566
9,442	ResMed Inc	1,215,185
5,524	STERIS PLC	822,303
77	Varian Medical Systems Inc, (2)	9,038
4,963	Waters Corp, (2)	1,045,009
	Total Health Care	9,649,175
	Industrials – 22.9%
4,498	Acuity Brands Inc	603,722
1,780	Allegion PLC	184,301
8,173	CH Robinson Worldwide Inc	684,325
15,085	Copart Inc, (2)	1,169,540
10,124	Dover Corp	980,509
7,382	Expeditors International of Washington Inc	563,616
24,787	Fastenal Co	763,440
860	Fortune Brands Home & Security Inc	47,248
14,155	HD Supply Holdings Inc, (2)	573,419
1,884	Kansas City Southern	233,126
3,307	Lennox International Inc	848,179
5,694	Middleby Corp, (2)	765,160
11,955	Robert Half International Inc	722,202
10,580	Spirit AeroSystems Holdings Inc	812,967
14,845	TransUnion	1,229,018
2,325	United Rentals Inc, (2)	294,229
2,479	WW Grainger Inc	721,463
13,184	Xylem Inc/NY	1,058,543
	Total Industrials	12,255,007
	Information Technology – 25.1%
12,615	Akamai Technologies Inc, (2)	1,111,760
2,831	ANSYS Inc, (2)	575,033
2,354	Arista Networks Inc, (2)	643,701
8,345	Broadridge Financial Solutions Inc	1,060,816
16,687	Cadence Design Systems Inc, (2)	1,233,336
1,955	Citrix Systems Inc	184,239
3,488	Cognex Corp	153,507
12,610	FLIR Systems Inc	626,213
11,108	Fortinet Inc, (2)	892,083
2,040	Gartner Inc, (2)	284,233
4,041	Jack Henry & Associates Inc	564,528

Shares	Description (1)	Value
	Information Technology (continued)
10,735	Keysight Technologies Inc, (2)	$960,997
10,355	Maxim Integrated Products Inc	612,912
11,494	ON Semiconductor Corp, (2)	247,236
3,110	Paycom Software Inc, (2)	748,733
7,373	PTC Inc, (2)	499,742
2,447	Skyworks Solutions Inc	208,680
1,623	Splunk Inc, (2)	219,608
4,162	Tableau Software Inc, (2)	705,584
19,206	Trimble Inc, (2)	811,646
7,034	Twilio Inc, (2)	978,500
515	Zebra Technologies Corp, (2)	108,608
	Total Information Technology	13,431,695
	Materials – 5.7%
20,743	Axalta Coating Systems Ltd, (2)	614,615
18,735	Ball Corp	1,339,178
8,003	Vulcan Materials Co	1,107,215
	Total Materials	3,061,008
	Real Estate – 4.9%
22,001	CBRE Group Inc, (2)	1,166,273
6,029	SBA Communications Corp	1,479,577
	Total Real Estate	2,645,850
	Utilities – 0.8%
3,729	American Water Works Co Inc	428,015
	Total Long-Term Investments (cost $47,986,491)	53,552,617
	Other Assets Less Liabilities – 0.1%	54,500
	Net Assets – 100%	$53,607,117

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$53,552,617	$ —	$ —	$53,552,617

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 3.6%
58,459	CenturyLink Inc	$706,769
25,458	Discovery Inc, (2)	718,934
32,133	Interpublic Group of Cos Inc	736,489
167	TripAdvisor Inc, (2)	7,373
	Total Communication Services	2,169,565
	Consumer Discretionary – 17.4%
24,976	Aramark	903,881
12,253	Best Buy Co Inc.	937,722
13,168	BorgWarner Inc	497,750
7,422	Gap Inc	144,729
13,692	Garmin Ltd	1,076,054
12,383	Genuine Parts Co	1,202,637
28,943	Hanesbrands Inc	465,693
1,157	Harley-Davidson Inc	41,398
9,309	Hasbro Inc	1,127,878
7,291	Mohawk Industries Inc, (2)	909,115
35,947	Newell Brands Inc.	510,088
9,529	Tiffany & Co	894,964
4,644	Vail Resorts Inc	1,144,839
4,386	Whirlpool Corp	638,075
	Total Consumer Discretionary	10,494,823
	Consumer Staples – 4.9%
18,529	Bunge Ltd	1,082,649
19,314	Campbell Soup Co	798,441
873	Ingredion Inc	67,474
6,161	McCormick & Co Inc/MD	976,765
	Total Consumer Staples	2,925,329
	Energy – 2.5%
24,859	National Oilwell Varco Inc	592,141
33,060	TechnipFMC PLC	910,473
	Total Energy	1,502,614
	Financials – 21.7%
5,825	Ally Financial Inc	191,701
14,907	Arthur J Gallagher & Co	1,348,040

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
9,721	Assurant Inc	$1,101,973
43,045	AXA Equitable Holdings Inc	967,652
10,360	CIT Group Inc	523,698
28,469	Citizens Financial Group Inc	1,060,755
187	Comerica Inc	13,688
466	East West Bancorp Inc	22,373
30,240	Fifth Third Bancorp	897,826
45,823	Huntington Bancshares Inc/OH	652,978
20,124	Invesco Ltd	386,180
18,131	Lincoln National Corp	1,184,679
11,951	Nasdaq Inc	1,151,718
30,277	People's United Financial Inc	497,148
22,512	Principal Financial Group Inc	1,306,596
12,972	Raymond James Financial Inc	1,046,451
611	Regions Financial Corp	9,733
5,518	Signature Bank/New York NY	703,324
185	Voya Financial Inc	10,391
	Total Financials	13,076,904
	Health Care – 3.3%
17,139	DENTSPLY SIRONA Inc	933,219
5,677	Quest Diagnostics Inc	579,508
3,405	STERIS PLC	506,868
	Total Health Care	2,019,595
	Industrials – 6.5%
2,126	AMERCO	822,762
3,856	CH Robinson Worldwide Inc	322,863
3,805	ManpowerGroup Inc	347,586
1,214	Masco Corp	49,495
17,772	Owens Corning	1,030,776
10,516	Pentair PLC	408,126
6,290	Snap-on Inc	959,917
	Total Industrials	3,941,525
	Information Technology – 7.5%
10,358	CommScope Holding Co Inc, (2)	147,912
17,606	FLIR Systems Inc	874,314
49,313	Marvell Technology Group Ltd	1,294,959
4,648	Skyworks Solutions Inc	396,382
51,988	Western Union Co	1,091,748

Shares	Description (1)	Value
	Information Technology (continued)
21,926	Xerox Corp	$703,825
	Total Information Technology	4,509,140
	Materials – 6.7%
8,216	Celanese Corp	921,589
9,989	Chemours Co	190,490
8,732	International Flavors & Fragrances Inc	1,257,321
27,765	Mosaic Co	699,400
17,152	Sealed Air Corp	716,782
8,213	Steel Dynamics Inc	258,792
	Total Materials	4,044,374
	Real Estate – 17.3%
8,764	Alexandria Real Estate Equities Inc	1,282,699
35,815	Duke Realty Corp	1,193,714
29,894	HCP Inc	954,515
59,134	Host Hotels & Resorts Inc.	1,028,340
32,166	Iron Mountain Inc	946,002
6,925	Jones Lang LaSalle Inc	1,008,903
20,155	Liberty Property Trust	1,054,107
10,275	Mid-America Apartment Communities Inc.	1,210,806
8,396	Regency Centers Corp	560,013
25,542	UDR Inc	1,176,465
	Total Real Estate	10,415,564
	Utilities – 8.4%
22,494	CMS Energy Corp	1,309,601
20,593	Eversource Energy	1,562,185
38,483	NiSource Inc	1,142,560
11,409	Pinnacle West Capital Corp	1,040,729
	Total Utilities	5,055,075
	Total Long-Term Investments (cost $57,649,448)	60,154,508
	Other Assets Less Liabilities – 0.2%	130,590
	Net Assets – 100%	$60,285,098

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$60,154,508	$ —	$ —	$60,154,508

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 2.6%
2,521	Boingo Wireless Inc, (2)	$37,865
29	Cable One Inc	35,287
7,100	Cincinnati Bell Inc, (2)	27,122
525	Cinemark Holdings Inc	20,958
8,752	comScore Inc, (2)	28,882
4,908	Emerald Expositions Events Inc	52,319
9,653	Entercom Communications Corp	54,829
11,973	Entravision Communications Corp	39,032
20,531	Frontier Communications Corp	27,101
20,753	Gannett Co Inc	212,718
7,265	GCI Liberty Inc, (2)	433,938
24,374	Globalstar Inc, (2)	11,583
11,542	Gogo Inc, (2)	48,361
6,480	Gray Television Inc	115,020
1,869	IAA Inc, (2)	87,376
8,896	John Wiley & Sons Inc	404,857
2,231	Loral Space & Communications Inc, (2)	82,078
1,560	Madison Square Garden Co, (2)	452,462
2,532	Marcus Corp	88,595
5,114	National CineMedia Inc	36,412
11,871	New York Times Co	423,557
14,502	ORBCOMM Inc, (2)	84,982
5,941	Scholastic Corp	203,004
4,300	TEGNA Inc	65,317
4,092	Tribune Media Co	190,155
4,793	World Wrestling Entertainment Inc	348,835
	Total Communication Services	3,612,645
	Consumer Discretionary – 12.4%
8,328	Aaron's Inc.	525,080
14,044	American Axle & Manufacturing Holdings Inc	169,511
3,083	American Public Education Inc, (2)	101,801
1,049	America's Car-Mart Inc/TX, (2)	94,578
267	Asbury Automotive Group Inc, (2)	24,585
1,861	At Home Group Inc, (2)	11,147

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
4,639	AutoNation Inc, (2)	$225,826
5,270	Beazer Homes USA Inc, (2)	61,764
6,554	Bright Horizons Family Solutions Inc, (2)	996,667
2,585	Brinker International Inc	103,012
17,731	Callaway Golf Co	325,187
6,678	Camping World Holdings Inc	78,333
3,409	Carriage Services Inc	65,180
3,129	Century Communities Inc, (2)	86,267
2,884	Container Store Group Inc, (2)	17,621
4,736	Cooper Tire & Rubber Co	127,493
567	Cooper-Standard Holdings Inc, (2)	28,055
6,043	Core-Mark Holding Co Inc	226,189
6,012	Crocs Inc, (2)	137,374
4,546	Dave & Buster's Entertainment Inc, (2)	184,795
1,908	Deckers Outdoor Corp, (2)	298,182
928	Designer Brands Inc	17,057
1,574	Dine Brands Global Inc	129,210
4,242	Dorman Products Inc, (2)	304,915
5,930	Dunkin' Brands Group Inc	475,349
4,497	El Pollo Loco Holdings Inc, (2)	44,250
964	Ethan Allen Interiors Inc	19,839
9,300	Etsy Inc, (2)	623,286
2,664	Five Below Inc, (2)	312,913
1,174	Foot Locker Inc	48,204
8,460	Fossil Group Inc, (2)	93,398
6,897	Fox Factory Holding Corp, (2)	552,312
8,078	frontdoor Inc, (2)	368,680
13,638	GameStop Corp	54,825
442	Gentherm Inc, (2)	18,082
22,798	GoPro Inc, (2)	120,601
709	Graham Holdings Co	526,596
2,135	Green Brick Partners Inc, (2)	20,090
1,895	Group 1 Automotive Inc	159,104
1,107	Hamilton Beach Brands Holding Co	18,166
5,100	Helen of Troy Ltd, (2)	756,228
2,133	Hooker Furniture Corp	44,473
4,713	International Speedway Corp	212,462
4,163	iRobot Corp, (2)	304,315
1,707	Jack in the Box Inc.	122,614
496	KB Home	13,030

Shares	Description (1)	Value
	Consumer Discretionary (continued)
13,298	Laureate Education Inc, (2)	$217,954
2,443	La-Z-Boy Inc.	80,595
870	LGI Homes Inc, (2)	61,152
724	Lithia Motors Inc	95,481
4,431	MarineMax Inc, (2)	68,415
2,634	Marriott Vacations Worldwide Corp	269,274
3,723	MasterCraft Boat Holdings Inc, (2)	61,802
39,276	Mattel Inc	573,430
434	MDC Holdings Inc	15,685
5,919	Michaels Cos Inc, (2)	40,664
3,406	Modine Manufacturing Co	46,730
2,530	Monro Inc	213,051
3,188	Movado Group Inc	83,940
1,217	Murphy USA Inc, (2)	107,534
5,547	National Vision Holdings Inc, (2)	175,230
5,085	Noodles & Co, (2)	37,680
105,977	Office Depot Inc	216,193
3,724	Pool Corp	705,214
3,253	Quotient Technology Inc, (2)	34,222
1,331	Red Robin Gourmet Burgers Inc, (2)	43,950
4,251	Regis Corp	77,793
3,898	Rent-A-Center Inc/TX	105,363
10,480	Sally Beauty Holdings Inc, (2)	143,995
27,804	Service Corp International/US	1,282,877
10,699	ServiceMaster Global Holdings Inc, (2)	569,508
4,718	Shake Shack Inc, (2)	352,246
2,689	Shutterfly Inc, (2)	136,305
8,101	Signet Jewelers Ltd	146,952
3,971	Six Flags Entertainment Corp	209,788
4,835	Sleep Number Corp, (2)	237,737
4,186	Sonos Inc, (2)	45,418
6,458	Sotheby's	385,607
3,055	Tenneco Inc	27,617
6,583	Tile Shop Holdings Inc	17,050
9,603	Tupperware Brands Corp	147,022
2,543	Unifi Inc, (2)	47,580
2,357	Vera Bradley Inc, (2)	27,695
5,484	Visteon Corp, (2)	361,286
9,264	Weight Watchers International Inc	200,566
10,031	Wendy's Co	182,464

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
184	Winmark Corp	$31,098
2,265	Wolverine World Wide Inc	61,495
	Total Consumer Discretionary	17,194,304
	Consumer Staples – 2.8%
18,248	BJ's Wholesale Club Holdings Inc, (2)	429,923
1,133	Casey's General Stores Inc	183,444
22,528	Darling Ingredients Inc, (2)	457,994
10,271	Energizer Holdings Inc	432,204
1,734	Farmer Brothers Co	28,160
6,204	Fresh Del Monte Produce Inc	188,167
5,296	Freshpet Inc, (2)	239,114
5,295	Hain Celestial Group Inc, (2)	115,272
8,684	Herbalife Nutrition Ltd	356,218
2,373	Medifast Inc	264,945
3,503	Nu Skin Enterprises Inc	140,050
1,127	Performance Food Group Co, (2)	49,419
2,476	PriceSmart Inc	151,036
13,702	Simply Good Foods Co, (2)	373,106
1,463	SpartanNash Co	17,293
743	TreeHouse Foods Inc, (2)	44,090
10,123	United Natural Foods Inc, (2)	99,813
9,079	US Foods Holding Corp, (2)	321,124
	Total Consumer Staples	3,891,372
	Energy – 3.4%
45,592	Antero Midstream Corp	415,799
10,362	Apergy Corp, (2)	337,076
25,678	Archrock Inc	281,944
8,814	C&J Energy Services Inc, (2)	96,425
7,618	Cactus Inc, (2)	223,741
28,715	Clean Energy Fuels Corp, (2)	76,669
4,991	Core Laboratories NV	250,399
5,371	Covia Holdings Corp, (2)	9,346
7,606	Delek U.S. Holdings Inc.	327,667
7,143	Dril-Quip Inc, (2)	375,865
43,090	Equitrans Midstream Corp	714,863
6,013	Exterran Corp, (2)	82,077
13,287	Forum Energy Technologies Inc, (2)	34,812
17,368	Frank's International NV	98,998
6,397	FTS International Inc, (2)	25,396
7,731	Green Plains Inc	78,006

Shares	Description (1)	Value
	Energy (continued)
19,995	Helix Energy Solutions Group Inc., (2)	$175,156
9,042	Keane Group Inc, (2)	56,874
5,193	Matrix Service Co, (2)	95,395
35,677	McDermott International Inc, (2)	229,046
11,462	Newpark Resources Inc, (2)	87,455
12,614	Oceaneering International Inc	194,886
9,511	Oil States International Inc, (2)	141,904
7,382	Renewable Energy Group Inc, (2)	100,321
10,381	Select Energy Services Inc, (2)	105,575
24,089	TETRA Technologies Inc, (2)	37,579
7,940	US Silica Holdings Inc	110,048
	Total Energy	4,763,322
	Financials – 15.1%
2,905	Amalgamated Bank	49,850
5,570	Ameris Bancorp	221,519
22,516	Apollo Commercial Real Estate Finance Inc	423,751
3,880	Atlantic Capital Bancshares Inc, (2)	71,353
761	Atlantic Union Bankshares Corp	28,941
3,644	Bancorp Inc, (2)	35,274
13,546	BancorpSouth Bank	404,890
268	Bank of Hawaii Corp	22,847
22,518	Bank OZK	688,600
18,287	BankUnited Inc	629,256
2,134	Banner Corp	126,461
1,996	BOK Financial Corp	167,025
38,881	Brown & Brown Inc	1,396,994
3,173	Byline Bancorp Inc, (2)	60,636
8,644	Cadence BanCorp	148,158
8,996	Capstead Mortgage Corp	75,836
3,714	Cathay General Bancorp	138,235
856	CBTX Inc	25,800
6,760	Chemical Financial Corp	284,190
24,846	Chimera Investment Corp	479,031
3,755	Cohen & Steers Inc	196,649
3,256	Columbia Banking System Inc	122,784
5,324	Cowen Inc, (2)	93,489
3,432	Crawford & Co	35,453
1,972	Cullen/Frost Bankers Inc	187,222
2,691	Customers Bancorp Inc, (2)	55,488
991	CVB Financial Corp	21,812

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
6,324	Donnelley Financial Solutions Inc, (2)	$86,196
4,056	eHealth Inc, (2)	420,810
2,878	Equity Bancshares Inc, (2)	76,238
2,965	Evercore Inc.	256,087
569	Federal Agricultural Mortgage Corp	43,967
21,820	First American Financial Corp	1,261,632
3,846	First Financial Bancorp	98,035
1,850	First Hawaiian Inc	49,506
1,743	First Interstate BancSystem Inc	69,772
13,841	First Midwest Bancorp Inc/IL	299,381
5,298	FirstCash Inc	533,191
6,038	Flagstar Bancorp Inc.	208,190
11,406	Fulton Financial Corp	193,902
99,784	Genworth Financial Inc	398,138
2,389	Glacier Bancorp Inc	100,123
1,614	Granite Point Mortgage Trust Inc	30,827
2,519	Great Western Bancorp Inc	85,193
10,019	Green Dot Corp, (2)	507,863
5,843	Hancock Whitney Corp	242,601
2,943	Hanover Insurance Group Inc	381,737
811	Heartland Financial USA Inc.	39,001
649	Heritage Financial Corp/WA	18,509
3,195	HomeStreet Inc	92,719
1,638	Hope Bancorp Inc	24,161
1,793	Independent Bank Corp	139,424
668	International Bancshares Corp	25,137
1,561	INTL FCStone Inc, (2)	63,658
47,295	Investors Bancorp Inc	537,271
1,652	Janus Henderson Group PLC	33,156
3,329	KKR Real Estate Finance Trust Inc	66,680
586	LegacyTexas Financial Group Inc	25,046
2,996	Legg Mason Inc	112,829
4,909	Live Oak Bancshares Inc	95,578
43,967	MGIC Investment Corp	564,976
3,327	Midland States Bancorp Inc	90,228
2,592	Morningstar Inc	393,932
14,355	Mr Cooper Group Inc, (2)	109,242
816	National Bank Holdings Corp	29,604
56,201	New York Community Bancorp Inc	647,998
10,198	On Deck Capital Inc, (2)	36,509

Shares	Description (1)	Value
	Financials (continued)
1,410	Opus Bank	$31,598
1,362	Origin Bancorp Inc	47,411
672	Peapack Gladstone Financial Corp	19,105
666	People's Utah Bancorp	20,180
7,095	Pinnacle Financial Partners Inc.	430,950
6,542	Popular Inc	376,558
8,894	PRA Group Inc, (2)	276,870
183	Primerica Inc	22,452
4,021	ProAssurance Corp	157,181
2,076	Prosperity Bancshares Inc	144,054
5,874	Ready Capital Corp	90,283
1,456	Redwood Trust Inc	24,636
858	Sandy Spring Bancorp Inc	31,266
5,550	ServisFirst Bancshares Inc	189,033
5,039	Simmons First National Corp	129,754
3,783	South State Corp	302,905
53,770	Starwood Property Trust Inc.	1,249,077
16,368	Sterling Bancorp/DE	357,641
5,036	Texas Capital Bancshares Inc, (2)	316,916
4,062	Triumph Bancorp Inc, (2)	126,775
2,267	Trustmark Corp	80,569
2,967	UMB Financial Corp	202,527
19,086	Umpqua Holdings Corp	333,242
484	United Bankshares Inc/WV	18,194
7,936	Virtu Financial Inc	172,052
5,615	Walker & Dunlop Inc	327,579
757	Washington Federal Inc	27,691
2,987	WesBanco Inc	109,264
646	Westamerica Bancorporation	41,409
6,167	Western Alliance Bancorp	304,896
3,802	Wintrust Financial Corp	271,995
1,412	WSFS Financial Corp	59,826
	Total Financials	20,974,480
	Health Care – 13.0%
4,458	Acadia Healthcare Co Inc, (2)	142,389
9,361	ACADIA Pharmaceuticals Inc, (2)	230,093
1,056	Accelerate Diagnostics Inc, (2)	19,726
23,685	Achillion Pharmaceuticals Inc, (2)	104,451
9,206	Aduro Biotech Inc, (2)	12,152
1,671	Aerie Pharmaceuticals Inc, (2)	36,211

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
711	Agios Pharmaceuticals Inc, (2)	$34,206
3,501	Akcea Therapeutics Inc, (2)	75,727
9,780	Alder Biopharmaceuticals Inc, (2)	98,974
28,358	Allscripts Healthcare Solutions Inc, (2)	292,087
763	Amedisys Inc, (2)	105,210
1,889	AMN Healthcare Services Inc., (2)	100,835
8,163	Amneal Pharmaceuticals Inc, (2)	29,877
2,766	AnaptysBio Inc, (2)	148,562
27,173	Antares Pharma Inc, (2)	86,682
4,524	Assembly Biosciences Inc, (2)	56,550
7,313	Assertio Therapeutics Inc, (2)	25,084
1,789	Atara Biotherapeutics Inc, (2)	25,529
6,846	AtriCure Inc, (2)	219,620
290	Atrion Corp	223,155
5,149	Audentes Therapeutics Inc, (2)	200,399
1,870	Avrobio Inc, (2)	39,681
14,509	BioCryst Pharmaceuticals Inc, (2)	45,994
3,275	BioTelemetry Inc, (2)	153,761
2,822	Bluebird Bio Inc, (2)	370,331
15,461	Brookdale Senior Living Inc, (2)	120,441
8,941	Bruker Corp	427,827
6,569	Cantel Medical Corp	606,187
3,380	Cardiovascular Systems Inc, (2)	154,905
4,337	Catalent Inc, (2)	244,997
1,395	Chemed Corp	565,519
9,350	Coherus Biosciences Inc, (2)	157,267
4,473	Collegium Pharmaceutical Inc, (2)	49,069
2,416	Computer Programs & Systems Inc	62,357
947	CorVel Corp, (2)	80,684
9,979	Covetrus Inc, (2)	236,203
2,702	Cyclerion Therapeutics Inc, (2)	25,102
5,950	Cymabay Therapeutics Inc, (2)	36,771
10,902	Denali Therapeutics Inc, (2)	232,758
7,613	Dicerna Pharmaceuticals Inc, (2)	103,765
2,199	Eagle Pharmaceuticals Inc/DE, (2)	120,637
810	Encompass Health Corp	51,710
2,447	Ensign Group Inc	147,456
4,682	FibroGen Inc, (2)	221,271
5,670	Flexion Therapeutics Inc, (2)	56,927
5,293	G1 Therapeutics Inc, (2)	131,319

Shares	Description (1)	Value
	Health Care (continued)
7,135	GenMark Diagnostics Inc, (2)	$44,665
3,063	Glaukos Corp, (2)	250,186
5,173	Global Blood Therapeutics Inc, (2)	283,480
2,035	Globus Medical Inc, (2)	92,755
4,337	Haemonetics Corp, (2)	529,461
1,362	Halozyme Therapeutics Inc, (2)	23,140
495	Heska Corp, (2)	39,669
5,408	HMS Holdings Corp, (2)	188,739
3,798	Homology Medicines Inc, (2)	67,529
3,406	Horizon Therapeutics Plc, (2)	84,775
15,266	Immunomedics Inc, (2)	225,174
3,055	Inogen Inc, (2)	187,883
8,708	Insmed Inc, (2)	191,141
1,110	Inspire Medical Systems Inc, (2)	75,069
1,418	Intercept Pharmaceuticals Inc, (2)	89,121
5,606	Intersect ENT Inc, (2)	110,831
2,478	iRhythm Technologies Inc, (2)	206,021
8,110	Karyopharm Therapeutics Inc, (2)	71,449
116	LHC Group Inc, (2)	14,683
3,148	Ligand Pharmaceuticals Inc, (2)	288,074
2,206	Magellan Health Inc, (2)	155,170
5,765	Medicines Co, (2)	206,618
7,228	Medidata Solutions Inc, (2)	660,422
2,039	Meridian Bioscience Inc	24,366
3,333	Merit Medical Systems Inc, (2)	131,520
2,974	Mirati Therapeutics Inc, (2)	314,649
1,955	MyoKardia Inc, (2)	106,411
2,124	National Research Corp	143,200
15,690	NeoGenomics Inc, (2)	382,365
3,152	NextGen Healthcare Inc, (2)	51,567
64,522	OPKO Health Inc, (2)	136,142
3,190	Optinose Inc, (2)	17,130
10,202	OraSure Technologies Inc, (2)	85,187
378	Orthofix Medical Inc, (2)	20,204
2,221	Patterson Cos Inc	43,976
638	Penumbra Inc, (2)	106,929
3,820	Phibro Animal Health Corp	118,917
638	Premier Inc, (2)	24,723
15,434	Progenics Pharmaceuticals Inc, (2)	83,035
5,037	Prothena Corp PLC, (2)	47,146

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
4,572	Quidel Corp, (2)	$269,885
12,666	R1 RCM Inc, (2)	159,338
1,833	Reata Pharmaceuticals Inc, (2)	166,162
5,042	REGENXBIO Inc, (2)	223,915
6,398	Repligen Corp, (2)	603,907
3,377	Sage Therapeutics Inc, (2)	541,468
12,821	Senseonics Holdings Inc, (2)	14,231
4,134	Spark Therapeutics Inc, (2)	413,483
4,201	STAAR Surgical Co, (2)	123,131
930	Supernus Pharmaceuticals Inc, (2)	31,034
2,589	Surmodics Inc, (2)	107,961
1,361	Tactile Systems Technology Inc, (2)	78,584
3,252	Tandem Diabetes Care Inc, (2)	206,274
3,466	Teladoc Health Inc, (2)	236,520
11,413	TherapeuticsMD Inc, (2)	24,538
9,113	Tivity Health Inc, (2)	159,022
35,676	TransEnterix Inc, (2)	48,876
1,505	Tricida Inc, (2)	47,498
3,020	Triple-S Management Corp, (2)	72,420
3,888	Ultragenyx Pharmaceutical Inc, (2)	234,291
3,416	uniQure NV, (2)	200,348
1,225	US Physical Therapy Inc	158,123
7,033	Varex Imaging Corp, (2)	223,579
2,139	Vocera Communications Inc, (2)	54,908
5,042	West Pharmaceutical Services Inc	692,115
26,526	ZIOPHARM Oncology Inc, (2)	184,091
1,918	Zogenix Inc, (2)	92,390
	Total Health Care	18,002,072
	Industrials – 14.5%
760	AAON Inc	38,608
5,842	ABM Industries Inc	245,890
19,349	ACCO Brands Corp	189,233
7,330	Actuant Corp	167,857
30,281	ADT Inc	192,284
770	Advanced Drainage Systems Inc	25,356
3,453	Aegion Corp, (2)	65,089
2,149	AGCO Corp	165,473
1,056	Alamo Group Inc	103,372
4,941	Allison Transmission Holdings Inc	227,039
3,187	Arcosa Inc	119,512

Shares	Description (1)	Value
	Industrials (continued)
1,366	Argan Inc	$56,211
2,495	Armstrong Flooring Inc, (2)	20,858
2,266	Armstrong World Industries Inc	221,411
4,369	ASGN Inc, (2)	275,465
4,269	Astec Industries Inc	139,554
1,922	Astronics Corp, (2)	70,806
4,922	Avis Budget Group Inc, (2)	179,112
5,543	Axon Enterprise Inc, (2)	389,229
12,592	Beacon Roofing Supply Inc, (2)	456,208
1,361	Brady Corp	70,405
1,736	Briggs & Stratton Corp	16,544
3,343	Builders FirstSource Inc, (2)	57,433
5,472	Carlisle Cos Inc	789,117
5,206	Chart Industries Inc, (2)	393,209
27,823	Civeo Corp, (2)	45,908
1,120	Comfort Systems USA Inc	47,040
13,546	Cornerstone Building Brands Inc, (2)	78,838
4,024	Cubic Corp	266,389
186	Curtiss-Wright Corp	23,605
2,489	DMC Global Inc	130,025
4,379	Donaldson Co Inc	218,731
4,011	EMCOR Group Inc.	338,488
3,341	EnerSys	227,556
4,969	ESCO Technologies Inc	415,210
15,777	Evoqua Water Technologies Corp, (2)	224,349
1,012	Federal Signal Corp	31,524
3,877	Foundation Building Materials Inc, (2)	66,723
7,059	Franklin Electric Co Inc	330,785
1,604	FTI Consulting Inc, (2)	167,538
11,364	Gates Industrial Corp PLC, (2)	124,777
5,767	GATX Corp	443,252
10,028	Generac Holdings Inc, (2)	725,024
4,436	Genesee & Wyoming Inc, (2)	487,117
1,055	Granite Construction Inc	37,452
3,163	Great Lakes Dredge & Dock Corp	33,939
4,398	Healthcare Services Group Inc	105,156
3,530	Heidrick & Struggles International Inc	104,841
2,479	Herman Miller Inc	112,398
6,717	Hexcel Corp	549,182
657	Hub Group Inc, (2)	29,795

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
757	Huron Consulting Group Inc, (2)	$46,154
1,150	Hyster-Yale Materials Handling Inc	71,116
6,847	Insperity Inc	728,178
3,541	Interface Inc	49,078
1,869	KAR Auction Services Inc	49,977
3,176	Korn Ferry	124,753
14,698	Macquarie Infrastructure Corp	609,085
6,291	Matthews International Corp	214,838
2,581	McGrath RentCorp	175,792
3,282	Mercury Systems Inc, (2)	267,549
3,982	Meritor Inc, (2)	98,475
7,991	Mobile Mini Inc	271,374
389	Moog Inc	31,688
455	MSA Safety Inc	47,934
1,276	MYR Group Inc, (2)	46,089
4,072	Navigant Consulting Inc	99,194
8,647	Navistar International Corp, (2)	270,132
36,364	Pitney Bowes Inc	147,274
2,138	Quad/Graphics Inc.	24,181
10,252	Quanta Services Inc	383,630
5,932	Raven Industries Inc	214,976
14,521	Resideo Technologies Inc, (2)	273,866
12,940	RR Donnelley & Sons Co	26,139
3,684	Ryder System Inc	196,210
7,724	SiteOne Landscape Supply Inc, (2)	570,572
5,858	Steelcase Inc	99,059
5,736	Team Inc, (2)	94,988
709	Teledyne Technologies Inc, (2)	206,518
2,170	Tetra Tech Inc	171,864
3,652	Titan Machinery Inc, (2)	75,742
10,816	Toro Co	787,621
7,519	TriMas Corp, (2)	225,495
2,729	TriNet Group Inc, (2)	200,691
9,546	Triton International Ltd/Bermuda	315,782
4,285	TrueBlue Inc, (2)	84,714
1,057	UniFirst Corp/MA	208,092
4,189	Valmont Industries Inc	576,406
2,530	Veritiv Corp, (2)	44,073
10,105	Wabash National Corp	159,962
26,376	Welbilt Inc, (2)	433,094

Shares	Description (1)	Value
	Industrials (continued)
6,200	Wesco Aircraft Holdings Inc, (2)	$65,286
5,212	WESCO International Inc, (2)	264,457
10,475	WillScot Corp, (2)	166,762
7,355	Woodward Inc	824,054
	Total Industrials	20,083,831
	Information Technology – 17.4%
12,774	ACI Worldwide Inc, (2)	428,695
3,631	ADTRAN Inc	40,340
6,292	Anixter International Inc, (2)	404,953
14,540	Arlo Technologies Inc, (2)	62,522
1,522	Aspen Technology Inc, (2)	200,706
22,251	Avaya Holdings Corp, (2)	267,902
4,618	Avnet Inc.	209,750
5,574	Badger Meter Inc	298,153
7,151	Belden Inc	325,084
4,914	Benefitfocus Inc, (2)	122,801
13,310	Black Knight Inc, (2)	842,789
3,316	Blackbaud Inc	301,756
1,457	Blackline Inc, (2)	64,982
22,039	Booz Allen Hamilton Holding Corp	1,515,181
7,661	Bottomline Technologies DE Inc, (2)	322,452
5,765	Cabot Microelectronics Corp	701,312
6,718	CalAmp Corp, (2)	74,973
2,538	Cass Information Systems Inc	129,210
3,781	Ceridian HCM Holding Inc, (2)	201,565
5,006	ChannelAdvisor Corp, (2)	45,705
3,983	Cirrus Logic Inc, (2)	195,366
16,026	Cision Ltd, (2)	166,510
35,613	Conduent Inc, (2)	324,078
5,639	Coupa Software Inc, (2)	765,269
1,214	Cray Inc, (2)	42,053
7,364	Cree Inc, (2)	457,894
3,874	CTS Corp	122,109
6,568	Daktronics Inc	41,641
12,764	Diebold Nixdorf Inc	177,547
4,867	Dolby Laboratories Inc	331,443
17,721	Entegris Inc	771,041
8,869	Envestnet Inc, (2)	633,335
8,544	Exela Technologies Inc, (2)	22,642
6,568	ExlService Holdings Inc, (2)	451,813

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
1,928	Fair Isaac Corp	$669,826
616	FARO Technologies Inc, (2)	32,888
1,150	Finisar Corp, (2)	27,060
10,233	First Solar Inc, (2)	659,926
6,486	Five9 Inc, (2)	320,214
4,374	Ichor Holdings Ltd, (2)	110,269
9,357	Infinera Corp, (2)	36,118
5,476	Insight Enterprises Inc, (2)	301,290
5,023	InterDigital Inc	323,632
4,108	Itron Inc, (2)	254,696
13,135	Kulicke & Soffa Industries Inc	297,245
7,912	LivePerson Inc, (2)	262,599
9,794	LogMeIn Inc	744,050
4,614	Lumentum Holdings Inc, (2)	261,291
8,459	Manhattan Associates Inc, (2)	718,930
5,369	Mellanox Technologies Ltd, (2)	604,657
7,194	Methode Electronics Inc	215,460
5,779	Mimecast Ltd, (2)	275,080
952	MTS Systems Corp	54,854
4,586	Nanometrics Inc, (2)	143,909
2,909	National Instruments Corp	121,480
9,225	NCR Corp, (2)	311,897
4,531	New Relic Inc, (2)	422,153
434	Novanta Inc, (2)	36,495
11,166	Nutanix Inc, (2)	253,468
284	NVE Corp	19,090
352	OSI Systems Inc, (2)	39,621
202	Paylocity Holding Corp, (2)	20,622
5,663	Perficient Inc, (2)	193,505
6,622	Plantronics Inc.	254,285
303	Power Integrations Inc	27,594
7,011	Progress Software Corp	303,506
347	Rapid7 Inc, (2)	21,046
7,332	Ribbon Communications Inc, (2)	36,073
2,484	RingCentral Inc, (2)	352,678
388	Rogers Corp, (2)	61,560
4,010	Rosetta Stone Inc, (2)	92,070
9,591	Science Applications International Corp	818,784
4,863	Silicon Laboratories Inc, (2)	545,677
3,474	SPS Commerce Inc, (2)	388,497

Shares	Description (1)	Value
	Information Technology (continued)
8,021	Sykes Enterprises Inc, (2)	$226,914
841	SYNNEX Corp	82,872
1,876	Tech Data Corp, (2)	190,114
8,744	Teradata Corp, (2)	320,205
24,300	TiVo Corp	184,194
3,242	TTEC Holdings Inc	152,115
1,491	Virtusa Corp, (2)	66,618
4,724	WEX Inc, (2)	1,030,163
1,124	Workiva Inc, (2)	64,619
10,820	Yext Inc, (2)	225,164
	Total Information Technology	24,240,645
	Materials – 4.8%
7,505	Amyris Inc, (2)	23,191
4,706	AptarGroup Inc	569,520
8,123	Berry Global Group Inc, (2)	365,941
6,868	Boise Cascade Co	185,436
2,569	Clearwater Paper Corp, (2)	50,430
1,694	Compass Minerals International Inc	94,610
491	Domtar Corp	20,843
3,455	Graphic Packaging Holding Co	51,341
755	Greif Inc	26,395
734	Greif Inc	31,562
4,763	Innospec Inc	444,769
4,034	Koppers Holdings Inc	110,128
6,039	Kraton Corp, (2)	185,216
17,094	Louisiana-Pacific Corp	446,837
3,726	Materion Corp	231,496
4,845	Minerals Technologies Inc.	257,996
1,228	Myers Industries Inc	19,857
7,221	Reliance Steel & Aluminum Co	721,739
2,765	Royal Gold Inc	316,454
4,498	RPM International Inc	305,099
1,732	Ryerson Holding Corp, (2)	14,133
1,031	Schnitzer Steel Industries Inc	27,456
6,290	Sonoco Products Co	377,589
3,986	Stepan Co	395,212
7,438	Trinseo SA	288,669
37,459	Valvoline Inc	756,297
7,283	Worthington Industries Inc	292,922
	Total Materials	6,611,138

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate – 10.9%
13,142	Alexander & Baldwin Inc	$308,968
627	Altisource Portfolio Solutions SA, (2)	13,167
940	American Campus Communities Inc.	43,945
17,466	Americold Realty Trust	585,635
1,326	Brandywine Realty Trust	19,559
20,363	Brixmor Property Group Inc	386,490
4,737	CatchMark Timber Trust Inc	48,128
2,663	Chatham Lodging Trust	47,561
10,231	Chesapeake Lodging Trust	281,046
8,380	CorePoint Lodging Inc.	98,297
3,963	CoreSite Realty Corp	415,362
15,510	Corporate Office Properties Trust	433,039
22,517	Cousins Properties Inc	792,148
10,286	CyrusOne Inc	590,416
39,649	DiamondRock Hospitality Co	399,265
9,277	Douglas Emmett Inc	378,687
1,049	Easterly Government Properties Inc	19,795
4,009	Empire State Realty Trust Inc	56,166
7,374	Essential Properties Realty Trust Inc	155,739
571	First Industrial Realty Trust Inc	21,807
4,637	Franklin Street Properties Corp	37,374
12,218	Hannon Armstrong Sustainable Infrastructure Capital Inc	335,384
11,959	Hospitality Properties Trust	295,507
7,970	Howard Hughes Corp, (2)	1,075,950
8,368	Hudson Pacific Properties Inc	295,390
13,107	iStar Inc	173,012
6,486	Kilroy Realty Corp	515,378
429	Marcus & Millichap Inc, (2)	14,243
13,219	MGM Growth Properties LLC	394,719
7,812	NorthStar Realty Europe Corp	132,804
9,492	Office Properties Income Trust	267,390
24,122	Outfront Media Inc	655,636
27,462	Park Hotels & Resorts Inc.	725,271
13,509	PotlatchDeltic Corp	497,401
6,893	QTS Realty Trust Inc	319,008
24,768	Rayonier Inc	719,263
21,184	Realogy Holdings Corp	110,369
4,496	Redfin Corp, (2)	81,108
5,595	Rexford Industrial Realty Inc	231,633
32,997	RLJ Lodging Trust	570,188

Shares	Description (1)	Value
	Real Estate (continued)
21,551	Sabra Health Care REIT Inc	$444,813
2,508	St Joe Co, (2)	48,254
45,400	Sunstone Hotel Investors Inc.	599,734
34,118	Uniti Group Inc	287,274
49,391	VICI Properties Inc	1,054,004
33,698	Washington Prime Group Inc	122,324
2,855	Washington Real Estate Investment Trust	76,942
	Total Real Estate	15,175,593
	Utilities – 2.9%
34,756	Aqua America Inc	1,458,014
11,223	NextEra Energy Partners LP	545,887
7,606	Ormat Technologies Inc	498,573
17,515	Pattern Energy Group Inc	401,619
10,584	Southwest Gas Holdings Inc	941,024
12,576	TerraForm Power Inc, (2)	193,796
	Total Utilities	4,038,913
	Total Common Stocks (cost $134,854,683)	138,588,315

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
1,243	NewStar Financial, Inc., (3)	$322
	Total Common Stock Rights (cost $-)	322
	Total Long-Term Investments (cost $134,854,683)	138,588,637

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$190	Federal Home Loan Banks, Discount Notes	0.000%	8/01/19	N/R	$190,000
	Total Short-Term Investments (cost $190,000)				190,000
	Total Investments (cost $135,044,683) – 99.9%				138,778,637
	Other Assets Less Liabilities – 0.1%				79,905
	Net Assets – 100%				$138,858,542

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$138,588,315	$ —	$ —	$138,588,315
Common Stock Rights	—	—	322	322
Short-Term Investments:
U.S. Government and Agency Obligations	—	190,000	—	190,000
Total	$138,588,315	$190,000	$322	$138,778,637

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust